UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio — Service Shares

Deutsche Government & Agency Securities Portfolio — Deutsche Government Cash Institutional Shares and Government Cash Managed Shares

Deutsche Government & Agency Securities Portfolio — Deutsche Government & Agency Money Fund

Deutsche Tax-Exempt Portfolio — Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares

Deutsche Tax-Exempt Portfolio — Deutsche Tax-Exempt Money Fund

Deutsche Tax-Exempt Portfolio — Deutsche Tax-Free Money Fund Class S

Deutsche Tax-Exempt Portfolio — Tax-Free Investment Class

April 30, 2017

Annual Report
to Shareholders

Cash Account Trust
Service Shares

Deutsche Government & Agency Securities Portfolio

(formerly Government & Agency Securities Portfolio)

Deutsche Tax-Exempt Portfolio

(formerly Tax-Exempt Portfolio)

Contents

3 Portfolio Management Review

Government & Agency Securities Portfolio

8 Portfolio Summary

9 Investment Portfolio

15 Statement of Assets and Liabilities

17 Statement of Operations

18 Statements of Changes in Net Assets

19 Financial Highlights

Tax-Exempt Portfolio

20 Portfolio Summary

21 Investment Portfolio

28 Statement of Assets and Liabilities

30 Statement of Operations

31 Statements of Changes in Net Assets

32 Financial Highlights

33 Notes to Financial Statements

44 Report of Independent Registered Public Accounting Firm

45 Information About Each Fund's Expenses

47 Tax Information

48 Other Information

49 Advisory Agreement Board Considerations and Fee Evaluation

58 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each fund cannot guarantee it will do so. The Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Tax-Exempt Portfolio's liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of each fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2017, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) actions. In late June 2016, the decision by British voters to leave the European Union rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. By the end of the third quarter of last year, improved economic data had paved the way for 2016’s only Fed rate hike, last December. Uncertainty regarding the U.S. presidential election spurred volatility within investment markets in the lead-up to November 8, but did not have a strong impact on short-term debt instruments. Following Donald Trump’s election victory and inauguration in January 2017, equity markets soared to record levels as investors anticipated a loosening of government regulations, health care legislative changes and a significant increase in infrastructure spending. By mid-March 2017, those expectations had been tempered. Also in March, hawkish statements by Fed Chair Janet Yellen and Fed governors at first made investors think that the Fed would be more aggressive in normalizing interest rates in 2017. Though the Fed did raise short-term rates at its March meeting, its accompanying statement was more restrained in tone, and short-term rate expectations moderated. However, by the end of April, despite increased geopolitical uncertainty and some weaker economic data reported in the first quarter, a Fed hike in June 2017 was already assimilated into the pricing of securities within the short-term rate market.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the Government & Agency Securities Portfolio, we maintained a "barbell" strategy, i.e., having a heavier weighting towards short-maturity Treasury and agency securities for flexibility and liquidity purposes, while also utilizing six-to-18-month Treasury and agency floating-rate notes for added yield and interest rate protection.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as "laddered" positions in fixed-rate securities with maturities ranging from three to six months. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each fund cannot guarantee it will do so. The Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Tax-Exempt Portfolio's liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time

7-Day Current Yield
Deutsche Government & Agency Securities Portfolio — Service Shares	.01%*
Deutsche Tax-Exempt Portfolio — Service Shares	.01%*
Equivalent Taxable Yield	.02%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within government money markets, we believe that strong demand will persist and that near-term supply will be variable. Our current forecast is for the federal funds rate to be raised two additional times during 2017, which should create upward pressure on short-term government and agency rates. Within the tax-exempt money market, we foresee reduced new issuance and supply, which should also exert some upward pressure on those rates.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Credit quality and credit ratings are assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of "BBB" and above indicate that the rated borrower is considered "investment grade" by a particular ratings agency.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 46.9%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.75%*, 10/5/2017	35,000,000	34,887,047
0.803%**, 3/2/2018	24,000,000	24,000,000
0.873%**, 7/23/2018	25,000,000	24,998,700
0.898%**, 10/22/2018	40,000,000	39,997,433
0.919%**, 1/9/2019	25,000,000	25,000,000
0.928%**, 7/20/2018	45,000,000	45,000,000
0.974%**, 6/14/2017	40,000,000	40,008,775
1.002%**, 8/20/2018	20,000,000	20,066,229
1.022%**, 6/20/2017	25,000,000	25,000,000
1.022%**, 8/27/2018	20,000,000	19,997,938
1.029%**, 1/10/2019	22,250,000	22,276,675
1.101%**, 9/21/2017	15,000,000	15,000,000
1.102%**, 11/13/2018	38,500,000	38,500,000
1.113%**, 6/20/2018	10,000,000	10,000,000
1.138%**, 2/23/2018	38,000,000	37,993,723
1.159%**, 3/8/2018	50,000,000	49,997,801
Federal Home Loan Bank:
0.588%*, 5/12/2017	35,000,000	34,993,797
0.634%*, 7/24/2017	30,000,000	29,956,250
0.659%*, 5/23/2017	22,500,000	22,491,063
0.684%*, 8/25/2017	35,000,000	34,923,875
0.71%*, 5/17/2017	10,000,000	9,996,889
0.71%*, 9/18/2017	5,000,000	4,986,389
0.74%*, 7/3/2017	10,000,000	9,987,225
0.758%**, 8/22/2017	35,000,000	34,998,997
0.764%**, 8/14/2017	45,000,000	45,000,000
0.779%**, 7/18/2017	45,000,000	45,000,000
0.781%*, 5/3/2017	10,000,000	9,999,572
0.786%*, 6/8/2017	35,000,000	34,971,368
0.791%*, 7/5/2017	10,000,000	9,985,917
0.803%**, 5/4/2017	32,500,000	32,500,000
0.803%**, 2/2/2018	25,000,000	25,000,000
0.818%**, 1/17/2018	22,000,000	22,000,000
0.819%**, 5/10/2017	32,500,000	32,500,000
0.825%**, 2/1/2018	88,000,000	88,000,000
0.867%*, 7/21/2017	18,000,000	17,965,373
0.895%**, 5/30/2018	37,000,000	37,000,000
0.929%**, 5/18/2017	35,000,000	35,000,000
0.932%**, 3/19/2018	7,000,000	7,000,000
0.953%*, 10/31/2017	15,000,000	14,928,325
0.964%**, 3/8/2018	34,000,000	34,000,000
0.968%*, 10/13/2017	36,000,000	35,842,425
0.968%*, 10/20/2017	28,000,000	27,872,243
0.984%**, 8/18/2017	40,000,000	39,982,573
1.023%**, 8/3/2017	100,000,000	100,000,000
1.059%**, 5/8/2017	25,000,000	25,000,000
1.086%**, 10/25/2017	12,000,000	12,000,000
1.105%**, 9/11/2017	20,000,000	20,016,640
Federal Home Loan Mortgage Corp.:
0.487%*, 5/1/2017	15,500,000	15,500,000
0.507%*, 5/16/2017	50,000,000	49,989,583
0.7%*, 10/2/2017	33,500,000	33,401,119
0.74%*, 5/3/2017	12,500,000	12,499,493
0.754%**, 8/10/2018	20,000,000	20,000,000
0.781%*, 6/21/2017	25,000,000	24,972,729
0.806%**, 12/22/2017	28,250,000	28,250,000
0.821%*, 8/24/2017	12,000,000	11,968,950
0.829%**, 5/8/2017	44,000,000	44,000,000
0.85%**, 2/22/2018	50,000,000	50,000,000
0.854%**, 5/16/2017	40,000,000	40,000,000
0.862%*, 8/24/2017	18,500,000	18,449,767
0.862%*, 8/24/2017	50,000,000	49,864,236
0.903%**, 7/24/2018	15,000,000	15,000,000
0.905%**, 10/10/2018	28,500,000	28,500,000
0.913%*, 9/15/2017	7,500,000	7,474,313
1.072%**, 12/21/2017	92,000,000	92,000,000
1.121%**, 7/21/2017	25,000,000	24,999,429
1.126%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	15,000,000	15,006,549
1.013%**, 7/20/2017	15,000,000	14,999,834
1.128%**, 1/11/2018	24,500,000	24,554,589
		2,053,053,833
U.S. Treasury Obligations 2.4%
U.S. Treasury Bill, 0.791%*, 6/29/2017	35,000,000	34,955,258
U.S. Treasury Floating Rate Note, 1.094%**, 1/31/2018	15,000,000	15,003,453
U.S. Treasury Notes:
0.875%, 8/15/2017	45,000,000	45,031,564
0.875%, 10/15/2017	15,000,000	14,997,094
		109,987,369
Total Government & Agency Obligations (Cost $2,163,041,202)		2,163,041,202

Repurchase Agreements 50.3%
BNP Paribas, 0.82%, dated 4/28/2017, to be repurchased at $525,035,875 on 5/1/2017 (a)	525,000,000	525,000,000
BNP Paribas, 0.84%, dated 4/28/2017, to be repurchased at $210,014,700 on 5/1/2017 (b)	210,000,000	210,000,000
Citigroup Global Markets, Inc., 0.81%, dated 4/28/2017, to be repurchased at $150,010,125 on 5/1/2017 (c)	150,000,000	150,000,000
HSBC Securities, Inc., 0.79%, dated 4/28/2017, to be repurchased at $410,026,992 on 5/1/2017 (d)	410,000,000	410,000,000
JPMorgan Securities, Inc., 0.81%, dated 4/28/2017, to be repurchased at $100,006,750 on 5/1/2017 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.83%, dated 4/28/2017, to be repurchased at $300,020,750 on 5/1/2017 (f)	300,000,000	300,000,000
Nomura Securities International, 0.83%, dated 4/28/2017, to be repurchased at $175,012,104 on 5/1/2017 (g)	175,000,000	175,000,000
Wells Fargo Bank, 0.83%, dated 4/28/2017, to be repurchased at $450,031,125 on 5/1/2017 (h)	450,000,000	450,000,000
Total Repurchase Agreements (Cost $2,320,000,000)		2,320,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,483,041,202)†	97.2	4,483,041,202
Other Assets and Liabilities, Net	2.8	130,001,269
Net Assets	100.0	4,613,042,471

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $4,483,041,202.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
483,842,000	U.S. Treasury Notes	1–1.875	2/15/2018– 1/31/2022	488,026,330
75,352,235	U.S. Treasury STRIPS	Zero Coupon	5/15/2017– 11/15/2045	47,473,670
Total Collateral Value				535,500,000

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,520,946	FHLMC Multifamily Structured Pass-Through Certificates, Interest Only	0.863	1/25/2023	84,656
149,644	FREMF Mortgage Trust, Interest Only	0.1	7/25/2046	723
83,212,547	Federal Home Loan Mortgage Corp.	2.5–5.5	12/1/2022– 4/1/2047	86,514,181
23,872,572	Federal National Mortgage Association	3.0–5.5	7/1/2024– 4/1/2047	24,966,945
1,000	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2021	1,037
102,110,900	U.S. Treasury Notes	1.375–2.75	2/28/2018– 9/30/2018	102,632,458
Total Collateral Value				214,200,000

(c) Collateralized by $150,869,900 U.S. Treasury Notes, with the various coupon rates from 1.25–2.25%, with various maturity dates of 10/31/2019–3/31/2021 with a value of $153,000,019.

(d) Collateralized by $851,148,788 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2030–2/15/2047 with a value of $418,201,818.

(e) Collateralized by $96,785,500 U.S. Treasury Inflation-Indexed Notes, with the various coupon rates from 0.125–0.625%, with various maturity dates of 1/15/2023–1/15/2026 with a value of $102,001,490.

(f) Collateralized by $303,382,452 Federal National Mortgage Association, with the various coupon rates from 2.54–3.586%, with various maturity dates of 11/1/2026–11/1/2042 with a value of $306,004,837.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,925,309	Federal Home Loan Mortgage Corp.	2.812–5.5	10/1/2020– 10/1/2043	3,179,999
58,720,765	Federal National Mortgage Association	3.0–6.0	6/1/2029– 4/1/2047	60,844,680
107,892,007	Government National Mortgage Association	2.5–4.5	3/20/2046– 4/20/2047	114,475,321
Total Collateral Value				178,500,000

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,327,340	Federal Home Loan Mortgage Corp.	3.167–3.5	7/1/2043– 2/1/2047	8,760,326
436,620,416	Federal National Mortgage Association	3.5	8/1/2046– 2/1/2047	450,239,675
Total Collateral Value				459,000,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$ —	$ 2,163,041,202	$ —	$ 2,163,041,202
Repurchase Agreements	—	2,320,000,000	—	2,320,000,000
Total	$ —	$ 4,483,041,202	$ —	$ 4,483,041,202

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,163,041,202
Repurchased agreements, valued at amortized cost	2,320,000,000
Investments in securities, at value (cost $4,483,041,202)	4,483,041,202
Cash	183,992,333
Receivable for investments sold	35,000,000
Receivable for Fund shares sold	48,436
Interest receivable	1,355,580
Due from Advisor	61,676
Other assets	78,507
Total assets	4,703,577,734
Liabilities
Payable for investments purchased	88,000,000
Payable for Fund shares redeemed	7,373
Distributions payable	1,753,695
Accrued Trustees' fees	42,909
Other accrued expenses and payables	731,286
Total liabilities	90,535,263
Net assets, at value	$ 4,613,042,471
Net Assets Consist of
Undistributed net investment income	204,515
Accumulated net realized gain (loss)	(334,356)
Paid-in capital	4,613,172,312
Net assets, at value	$ 4,613,042,471

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($145,415,357 ÷ 145,416,268 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($4,236,098,895 ÷ 4,236,125,456 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($199,492,737 ÷ 199,493,986 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($32,035,482 ÷ 32,035,683 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Government & Agency Securities Portfolio
Income: Interest	$ 20,985,461
Other income	69,089
Total income	21,054,550
Expenses: Management fee	2,922,089
Administration fee	4,194,659
Services to shareholders	933,855
Distribution and service fees	592,727
Custodian fee	55,353
Professional fees	183,859
Reports to shareholders	110,108
Registration fees	83,640
Trustees' fees and expenses	176,923
Other	212,619
Total expenses before expense reductions	9,465,832
Expense reductions	(3,973,220)
Total expenses after expense reductions	5,492,612
Net investment income	15,561,938
Net realized gain (loss) from investments	101,925
Net increase (decrease) in net assets resulting from operations	$ 15,663,863

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 15,561,938	$ 3,847,095
Net realized gain (loss)	101,925	(5,349)
Net increase in net assets resulting from operations	15,663,863	3,841,746
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(403,937)	(40,911)
Deutsche Government Cash Institutional Shares	(14,798,531)	(3,764,355)
Government Cash Managed Shares	(354,864)	(32,243)
Service Shares	(4,729)	(6,441)
Total distributions	(15,562,061)	(3,843,950)
Fund share transactions: Proceeds from shares sold	39,552,903,948	25,314,465,900
Reinvestment of distributions	2,727,031	1,320,688
Cost of shares redeemed	(38,770,975,043)	(25,204,404,928)
Net increase (decrease) in net assets from Fund share transactions	784,655,936	111,381,660
Increase (decrease) in net assets	784,757,738	111,379,456
Net assets at beginning of period	3,828,284,733	3,716,905,277
Net assets at end of period (including undistributed net investment income of $204,515 and $204,637, respectively)	$ 4,613,042,471	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Government & Agency Securities Portfolio Service Shares
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	(.000)*	.000*	(.000)*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	46	64	45	78
Ratio of expenses before expense reductions (%)	1.04	1.04	1.04	1.04	1.04
Ratio of expenses after expense reductions (%)	.48	.20	.08	.08	.17
Ratio of net investment income (%)	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 93.6%
California 20.2%
California, Health Facilities Financing Authority Revenue, TECP, 0.82%, 6/15/2017	12,000,000	12,000,000
California, State Department of Water Resource Power Supply Revenue, TECP, 0.9%, 5/3/2017, LOC: Bank of America NA	13,000,000	13,000,000
California, State General Obligation, 4.0%, 9/1/2017	9,420,000	9,524,240
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series E-2, 5.0%, 4/1/2044	3,500,000	3,507,092
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 1.27%**, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Municipal Securities Trust Receipts, "A", 144A, 0.92%*, 12/1/2035, INS: FGIC, LOC: Societe Generale	10,000,000	10,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.97%, 7/18/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Jose, CA, Redevelopment Agency, TECP, 0.85%, 7/21/2017	15,000,000	15,000,000
		68,643,332
Connecticut 3.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 0.8%, 7/1/2048	3,315,000	3,315,363
Connecticut, State Housing Finance Program Authority Revenue, Series A-3, 0.89%*, 11/15/2047, SPA: Helaba	9,000,000	9,000,000
		12,315,363
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.9%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 7.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.9%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Municipal Power Agency Revenue, Series C, 0.91%*, 10/1/2035, LOC: Bank of America NA	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Gainesville, FL, Utilities System Revenue, Series B, 0.92%*, 10/1/2042, LOC: Sumitomo Mitsui Banking	6,000,000	6,000,000
Hillsborough County, FL, TECP, 0.96%, 6/22/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Miami-Dade County, FL, School Board, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2020, INS: NATL	5,155,000	5,155,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.96%*, 11/1/2036, LOC: Northern Trust Co.	700,000	700,000
		26,305,000
Georgia 4.3%
Atlanta, GA, Water & Sewer Revenue, TECP, 0.97%, 6/30/2017	13,100,000	13,100,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.8%, 5/10/2017	1,417,000	1,417,000
		14,517,000
Illinois 7.2%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.89%*, 1/1/2035, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Childrens Home Project, 0.91%*, 10/1/2033, LOC: U.S. Bank NA	3,850,000	3,850,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.89%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,015,000	5,015,000
Illinois, State Finance Authority Revenue, Elmhurst College, 0.9%*, 2/1/2042, LOC: Harris NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.92%*, 3/1/2043, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority, Multi-Family Housing Revenue, Hidden Glen Apartments Project, AMT, 0.92%*, 12/1/2042, LOC: U.S. Bank NA	6,625,000	6,625,000
		24,490,000
Iowa 0.6%
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College, 0.9%*, 11/1/2036, LOC: Bank of America NA	2,000,000	2,000,000
Kansas 0.3%
Kansas, State Department of Transportation Highway Revenue, Series B-3, 0.899%**, 9/1/2017	1,000,000	999,874
Maryland 0.9%
Maryland, State & Local Facility, Series B, 5.25%, 8/15/2017	3,000,000	3,038,388
Massachusetts 1.8%
Massachusetts, Municipal Securities Trust Receipts, "A", 144A, 0.93%*, 5/1/2037, INS: FGIC, LIQ: Societe Generale	2,980,000	2,980,000
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	698,652
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.92%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		5,978,652
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.96%*, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 1.0%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.9%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
Mississippi 3.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.9%*, 12/1/2030, GTY: Chevron Corp.	11,150,000	11,150,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.93%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 6.0%
Clark County, NV, Airport Revenue:
Series D-2B, 0.89%*, 7/1/2040, LOC: Royal Bank of Canada	3,050,000	3,050,000
Series B-2, AMT, 0.91%*, 7/1/2022, LOC: Royal Bank of Canada	4,000,000	4,000,000
Series A-2, AMT, 0.92%*, 7/1/2022, LOC: State Street Bank & Trust Co.	7,000,000	7,000,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
Series A, Prerefunded 6/1/2017 @ 100, 5.0%, 6/1/2022	3,295,000	3,306,957
Series A, Prerefunded 6/1/2017 @ 100, 5.25%, 6/1/2037	3,000,000	3,011,519
		20,368,476
New Hampshire 2.0%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.92%*, 5/1/2026, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.4%
New York, General Obligation, Series A-4, 0.9%*, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.98%*, 5/1/2048, LOC: Bank of China	16,900,000	16,900,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.93%*, 4/1/2020, LIQ: Credit Suisse	1,000,000	1,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.89%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.92%*, 12/1/2037, LOC: Citibank NA	4,255,000	4,255,000
		25,155,000
Ohio 5.1%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2018	4,400,000	4,460,512
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.97%*, 5/1/2049, LOC: Northern Trust Co.	12,800,000	12,800,000
		17,260,512
Pennsylvania 2.4%
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.93%*, 11/1/2028, GTY: IESI Corp., LOC: Royal Bank of America NA	1,000,000	1,000,000
		8,000,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.96%*, 11/1/2025, LOC: Bank of New York Mellon	670,000	670,000
Texas 11.5%
Bexar County, TX, Housing Finance Corp., Aamha LLC Project, 0.9%*, 12/15/2025, LIQ: Fannie Mae, LOC: Fannie Mae	4,205,000	4,205,000
Denton, TX, Independent School District, Prerefunded 8/15/2017 @ 100, 5.0%, 8/15/2038	14,525,000	14,697,486
Houston, TX, Combined Utility System Revenue:
TECP, 0.86%, 5/4/2017, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
TECP, 0.93%, 5/4/2017, LOC: Bank of America NA	10,000,000	10,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.92%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, State Municipal Power Agency Revenue, Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	870,000	867,606
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.93%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		39,140,092
Virginia 1.9%
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc., Series B, 0.91%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	6,550,000	6,550,000
Other 4.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.93%*, 10/15/2029, LIQ: Freddie Mac	2,880,000	2,880,000
"A", Series M031, 0.93%**, 12/15/2045, LIQ: Freddie Mac	6,334,000	6,334,000
"A", Series M015, AMT, 0.93%**, 5/15/2046, LIQ: Freddie Mac	2,970,000	2,970,000
Series M033, 0.93%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
		14,222,000
Total Municipal Investments (Cost $317,238,689)		317,238,689

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.05%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.03%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 2.9%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.03%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $22,500,000)		22,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $339,738,689)†	100.2	339,738,689
Other Assets and Liabilities, Net	(0.2)	(609,918)
Net Assets	100.0	339,128,771

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly, and are shown at their current rates as of April 30, 2017. Maturity date shown is the final maturity date.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $339,738,689.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 317,238,689	$ —	$ 317,238,689
Preferred Shares of Closed-End Investment Companies (a)	—	22,500,000	—	22,500,000
Total	$ —	$ 339,738,689	$ —	$ 339,738,689

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 339,738,689
Cash	33,334
Receivable for investments sold	220,000
Receivable for Fund shares sold	170,794
Interest receivable	864,736
Due from Advisor	95,752
Other assets	62,655
Total assets	341,185,960
Liabilities
Payable for Fund shares redeemed	1,640,816
Distributions payable	53,637
Accrued Trustees' fees	5,783
Other accrued expenses and payables	356,953
Total liabilities	2,057,189
Net assets, at value	$ 339,128,771
Net Assets Consist of
Distributions in excess of net investment income	(53,638)
Accumulated net realized gain (loss)	(34,444)
Paid-in capital	339,216,853
Net assets, at value	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($37,559,432 ÷ 37,545,662 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($143,407,830 ÷ 143,354,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($54,798,256 ÷ 54,778,173 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($39,710,846 ÷ 39,696,280 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($55,022,638 ÷ 55,002,455 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($8,629,769 ÷ 8,626,604 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 3,623,082
Other income	41,067
Total income	3,664,149
Expenses: Management fee	426,241
Administration fee	616,216
Services to shareholders	384,653
Distribution and service fees	597,638
Custodian fee	5,158
Professional fees	128,668
Reports to shareholders	136,439
Registration fees	148,043
Trustees' fees and expenses	26,867
Other	82,200
Total expenses before expense reductions	2,552,123
Expense reductions	(628,178)
Total expenses after expense reductions	1,923,945
Net investment income	1,740,204
Net realized gain (loss) from investments	(34,444)
Net increase (decrease) in net assets resulting from operations	$ 1,705,760

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 1,740,204	$ 245,927
Net realized gain (loss)	(34,444)	125,289
Net increase in net assets resulting from operations	1,705,760	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(728,624)	(171,899)
Deutsche Tax-Exempt Money Fund	(707,714)	(51,193)
Deutsche Tax-Free Money Fund Class S	(263,679)	(19,292)
Service Shares	(39,373)	(7,517)
Tax-Exempt Cash Managed Shares	(185,422)	(9,894)
Tax-Free Investment Class	(16,700)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(27,952)	(32,106)
Deutsche Tax-Exempt Money Fund	(15,307)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,360)	(4,709)
Service Shares	(6,245)	(3,142)
Tax-Exempt Cash Managed Shares	(5,594)	(4,736)
Tax-Free Investment Class	(1,196)	(21,499)
Total distributions	(2,004,166)	(381,574)
Fund share transactions: Proceeds from shares sold	1,179,428,894	2,681,593,000
Reinvestment of distributions	1,367,713	271,154
Cost of shares redeemed	(1,942,131,493)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(761,334,886)	190,090,875
Increase (decrease) in net assets	(761,633,292)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $53,638 and $69,431, respectively)	$ 339,128,771	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Service Shares
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	.000*	.000*	.000*
Total from investment operations	.001	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.001)	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Total distributions	(.001)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.10	.02	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	49	48	52	45
Ratio of expenses before expense reductions (%)	1.11	1.07	1.06	1.05	1.05
Ratio of expenses after expense reductions (%)	.64	.14	.10	.13	.20
Ratio of net investment income (%)	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio) (each a "Fund" and together, the "Funds"). These financial statements report on Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio.

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of April 30, 2017, Deutsche Government & Agency Securities Portfolio held repurchase agreements with a gross value of $2,320,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Deutsche Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2017, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $334,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

At April 30, 2017, Deutsche Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2017 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2017, the Funds' components of distributable earnings on a tax basis are as follows:

Government & Agency Securities Portfolio: Undistributed ordinary income*	$ 1,958,210
Capital loss carryforwards	$ (334,000)
Tax-Exempt Portfolio: Capital loss carryforwards	$ (34,000)

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2017	2016
Government & Agency Securities Portfolio: Distributions from ordinary income*	$ 15,562,061	$ 3,843,950
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 1,941,512	$ 304,134
Distributions from ordinary income*	$ 62,654	$ 48,780
Distributions from long-term capital gains	$ —	$ 28,660

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds' that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Deutsche Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Deutsche Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on the Deutsche Government & Agency Securities Portfolio aggregating $2,922,089, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $426,241, of which $311,258 was waived, resulting in an annual effective rate of 0.02% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2017, the Administration Fee from Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2017
Deutsche Government & Agency Securities Portfolio	$ 4,194,659	$ 339,812	$ 354,892
Deutsche Tax-Exempt Portfolio	$ 616,216	$ —	$ 28,492

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2017, the amounts charged to the Funds by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Government & Agency Money Fund	$ 119,749	$ 48,956	$ 3,228
Deutsche Government Cash Institutional Shares	464,281	464,281	—
Government Cash Managed Shares	172,070	—	51,923
Service Shares	102,577	—	29,807
	$ 858,677	$ 513,237	$ 84,958

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 45,833	$ 45,833	$ —
Deutsche Tax-Exempt Money Fund	47,479	—	14,798
Deutsche Tax-Free Money Fund Class S	36,925	—	11,831
Service Shares	115,576	—	32,811
Tax-Exempt Cash Managed Shares	52,830	—	16,193
Tax-Free Investment Class	57,094	—	2,107
	$ 355,737	$ 45,833	$ 77,740

For the year ended April 30, 2017, the Advisor reimbursed Deutsche Government Cash Institutional Shares $3 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2017, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 246,454	$ 198,079	$ 10,729.12%		.60%

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 278,429	$ 195,000	$ 30,160.18%		.60%
Tax-Free Investment Class	168,697	76,087	1,325.14%		.25%
	$ 447,126	$ 271,087	$ 31,485

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2017, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 346,273	$ 26,120.15%		.15%

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 103,277	$ 6,954.15%		.15%
Tax-Free Investment Class	47,235	499.07%		.07%
	$ 150,512	$ 7,453

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2017, the amounts charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" were as follows:

Fund	Total Aggregated	Unpaid at April 30, 2017
Deutsche Government & Agency Securities Portfolio	$ 33,222	$ 14,270
Deutsche Tax-Exempt Portfolio	$ 59,623	$ 27,016

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Deutsche Tax-Exempt Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2017, the Deutsche Tax-Exempt Portfolio engaged in securities purchases of $731,939,000 and securities sales of $896,940,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2017.

D. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Deutsche Government & Agency Securities Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	209,216,428	$ 209,216,428	97,379,820	$ 97,379,820
Deutsche Government Cash Institutional Shares	37,869,188,821	37,869,188,821	23,473,413,019	23,473,413,019
Government Cash Managed Shares	1,176,220,649	1,176,220,649	1,342,759,830	1,342,759,830
Service Shares	298,263,856	298,263,856	400,896,361	400,896,361
Account Maintenance Fees	—	14,194	—	16,870
		$ 39,552,903,948		$ 25,314,465,900
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	379,196	$ 379,196	37,704	$ 37,704
Deutsche Government Cash Institutional Shares	2,241,225	2,241,225	1,268,254	1,268,254
Government Cash Managed Shares	101,923	101,923	8,598	8,598
Service Shares	4,687	4,687	6,132	6,132
		$ 2,727,031		$ 1,320,688
Shares redeemed
Deutsche Government & Agency Money Fund	(148,534,701)	$ (148,534,701)	(97,523,241)	$ (97,523,241)
Deutsche Government Cash Institutional Shares	(37,065,540,621)	(37,065,540,621)	(23,377,183,760)	(23,377,183,760)
Government Cash Managed Shares	(1,245,042,109)	(1,245,042,109)	(1,310,055,804)	(1,310,055,804)
Service Shares	(311,857,612)	(311,857,612)	(419,642,123)	(419,642,123)
		$ (38,770,975,043)		$ (25,204,404,928)
Net increase (decrease)
Deutsche Government & Agency Money Fund	61,060,923	$ 61,060,923	(105,717)	$ (105,717)
Deutsche Government Cash Institutional Shares	805,889,425	805,889,425	97,497,513	97,497,513
Government Cash Managed Shares	(68,719,537)	(68,719,537)	32,712,624	32,712,624
Service Shares	(13,589,069)	(13,589,069)	(18,739,630)	(18,739,630)
Account Maintenance Fees	—	14,194	—	16,870
		$ 784,655,936		$ 111,381,660

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	717,887,643	$ 717,887,643	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	67,778,786	67,778,786	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	16,617,062	16,617,062	21,649,034	21,649,034
Service Shares	79,974,302	79,974,302	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	254,196,732	254,196,732	184,507,988	184,507,988
Tax-Free Investment Class	42,959,132	42,959,132	281,275,906	281,275,906
Account Maintenance Fees	—	15,237	—	19,240
		$ 1,179,428,894		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	339,664	$ 339,664	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	708,301	708,301	62,717	62,717
Deutsche Tax-Free Money Fund Class S	255,513	255,513	22,818	22,818
Service Shares	45,367	45,367	10,263	10,263
Tax-Exempt Cash Managed Shares	944	944	83	83
Tax-Free Investment Class	17,924	17,924	64,744	64,744
		$ 1,367,713		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,194,579,965)	$ (1,194,579,965)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(95,919,276)	(95,919,276)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(28,995,336)	(28,995,336)	(30,672,226)	(30,672,226)
Service Shares	(89,409,981)	(89,409,981)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(259,528,670)	(259,528,670)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(273,698,265)	(273,698,265)	(304,527,724)	(304,527,724)
		$ (1,942,131,493)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(476,352,658)	$ (476,352,658)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(27,432,189)	(27,432,189)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(12,122,761)	(12,122,761)	(9,000,374)	(9,000,374)
Service Shares	(9,390,312)	(9,390,312)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(5,330,994)	(5,330,994)	8,129,786	8,129,786
Tax-Free Investment Class	(230,721,209)	(230,721,209)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	15,237	—	19,240
		$ (761,334,886)		$ 190,090,875

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2017, 31% of the outstanding shares of Deutsche Government & Agency Securities Portfolio were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio (formerly, Government & Agency Securities Portfolio and Tax-Exempt Portfolio) (the "Funds") (two of the funds constituting Cash Account Trust) as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio at April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2017

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2017 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Securities Portfolio	Deutsche Tax-Exempt Portfolio
Beginning Account Value 11/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/17	$ 1,000.07	$ 1,000.09
Expenses Paid per $1,000*	$ 2.83	$ 3.62
Hypothetical 5% Fund Return
Beginning Account Value 11/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/17	$ 1,021.97	$ 1,021.17
Expenses Paid per $1,000*	$ 2.86	$ 3.66
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Deutsche Government & Agency Securities Portfolio	Deutsche Tax-Exempt Portfolio
Service Shares	.57%	.73%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

For the Deutsche Government & Agency Securities Portfolio, a total of 32% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Deutsche Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2017, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Government Cash Managed Shares (2nd quartile), Deutsche Government & Agency Money Fund shares (2nd quartile), Services Shares (2nd quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	96	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	96	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	96	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	96	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	96	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	96	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	96	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	96	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	96	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	96	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	96	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly, Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Hepsen Uzcan[6] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Service Company; formerly, Secretary, Deutsche AM Distributors, Inc.
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

April 30, 2017

Annual Report
to Shareholders

Deutsche Government & Agency Securities Portfolio

(formerly Government & Agency Securities Portfolio)

Deutsche Government Cash Institutional Shares

Fund #250

Government Cash
Managed Shares

Fund #254

Contents

4 Portfolio Management Review

7 Portfolio Summary

8 Investment Portfolio

15 Statement of Assets and Liabilities

17 Statement of Operations

18 Statements of Changes in Net Assets

19 Financial Highlights

21 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Information About Your Fund's Expenses

33 Tax Information

34 Other Information

35 Advisory Agreement Board Considerations and Fee Evaluation

39 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2017, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) actions. In late June 2016, the decision by British voters to leave the European Union rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. By the end of the third quarter of last year, improved economic data had paved the way for 2016’s only Fed rate hike, last December. Uncertainty regarding the U.S. presidential election spurred volatility within investment markets in the lead-up to November 8, but did not have a strong impact on short-term debt instruments. Following Donald Trump’s election victory and inauguration in January 2017, equity markets soared to record levels as investors anticipated a loosening of government regulations, health care legislative changes and a significant increase in infrastructure spending. By mid-March 2017, those expectations had been tempered. Also in March, hawkish statements by Fed Chair Janet Yellen and Fed governors at first made investors think that the Fed would be more aggressive in normalizing interest rates in 2017. Though the Fed did raise short-term rates at its March meeting, its accompanying statement was more restrained in tone, and short-term rate expectations moderated. However, by the end of April, despite increased geopolitical uncertainty and some weaker economic data reported in the first quarter, a Fed hike in June 2017 was already assimilated into the pricing of securities within the short-term rate market.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the Government & Agency Securities Portfolio, we maintained a "barbell" strategy, i.e., having a heavier weighting towards short-maturity Treasury and agency securities for flexibility and liquidity purposes, while also utilizing six-to-18-month Treasury and agency floating-rate notes for added yield and interest rate protection.

Fund Performance (as of April 30, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Government Cash Institutional Shares	.66%*
Government Cash Managed Shares	.50%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within government money markets, we believe that strong demand will persist and that near-term supply will be variable. Our current forecast is for the federal funds rate to be raised two additional times during 2017, which should create upward pressure on short-term government and agency rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Credit quality and credit ratings are assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of "BBB" and above indicate that the rated borrower is considered "investment grade" by a particular ratings agency.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 46.9%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.75%*, 10/5/2017	35,000,000	34,887,047
0.803%**, 3/2/2018	24,000,000	24,000,000
0.873%**, 7/23/2018	25,000,000	24,998,700
0.898%**, 10/22/2018	40,000,000	39,997,433
0.919%**, 1/9/2019	25,000,000	25,000,000
0.928%**, 7/20/2018	45,000,000	45,000,000
0.974%**, 6/14/2017	40,000,000	40,008,775
1.002%**, 8/20/2018	20,000,000	20,066,229
1.022%**, 6/20/2017	25,000,000	25,000,000
1.022%**, 8/27/2018	20,000,000	19,997,938
1.029%**, 1/10/2019	22,250,000	22,276,675
1.101%**, 9/21/2017	15,000,000	15,000,000
1.102%**, 11/13/2018	38,500,000	38,500,000
1.113%**, 6/20/2018	10,000,000	10,000,000
1.138%**, 2/23/2018	38,000,000	37,993,723
1.159%**, 3/8/2018	50,000,000	49,997,801
Federal Home Loan Bank:
0.588%*, 5/12/2017	35,000,000	34,993,797
0.634%*, 7/24/2017	30,000,000	29,956,250
0.659%*, 5/23/2017	22,500,000	22,491,063
0.684%*, 8/25/2017	35,000,000	34,923,875
0.71%*, 5/17/2017	10,000,000	9,996,889
0.71%*, 9/18/2017	5,000,000	4,986,389
0.74%*, 7/3/2017	10,000,000	9,987,225
0.758%**, 8/22/2017	35,000,000	34,998,997
0.764%**, 8/14/2017	45,000,000	45,000,000
0.779%**, 7/18/2017	45,000,000	45,000,000
0.781%*, 5/3/2017	10,000,000	9,999,572
0.786%*, 6/8/2017	35,000,000	34,971,368
0.791%*, 7/5/2017	10,000,000	9,985,917
0.803%**, 5/4/2017	32,500,000	32,500,000
0.803%**, 2/2/2018	25,000,000	25,000,000
0.818%**, 1/17/2018	22,000,000	22,000,000
0.819%**, 5/10/2017	32,500,000	32,500,000
0.825%**, 2/1/2018	88,000,000	88,000,000
0.867%*, 7/21/2017	18,000,000	17,965,373
0.895%**, 5/30/2018	37,000,000	37,000,000
0.929%**, 5/18/2017	35,000,000	35,000,000
0.932%**, 3/19/2018	7,000,000	7,000,000
0.953%*, 10/31/2017	15,000,000	14,928,325
0.964%**, 3/8/2018	34,000,000	34,000,000
0.968%*, 10/13/2017	36,000,000	35,842,425
0.968%*, 10/20/2017	28,000,000	27,872,243
0.984%**, 8/18/2017	40,000,000	39,982,573
1.023%**, 8/3/2017	100,000,000	100,000,000
1.059%**, 5/8/2017	25,000,000	25,000,000
1.086%**, 10/25/2017	12,000,000	12,000,000
1.105%**, 9/11/2017	20,000,000	20,016,640
Federal Home Loan Mortgage Corp.:
0.487%*, 5/1/2017	15,500,000	15,500,000
0.507%*, 5/16/2017	50,000,000	49,989,583
0.7%*, 10/2/2017	33,500,000	33,401,119
0.74%*, 5/3/2017	12,500,000	12,499,493
0.754%**, 8/10/2018	20,000,000	20,000,000
0.781%*, 6/21/2017	25,000,000	24,972,729
0.806%**, 12/22/2017	28,250,000	28,250,000
0.821%*, 8/24/2017	12,000,000	11,968,950
0.829%**, 5/8/2017	44,000,000	44,000,000
0.85%**, 2/22/2018	50,000,000	50,000,000
0.854%**, 5/16/2017	40,000,000	40,000,000
0.862%*, 8/24/2017	18,500,000	18,449,767
0.862%*, 8/24/2017	50,000,000	49,864,236
0.903%**, 7/24/2018	15,000,000	15,000,000
0.905%**, 10/10/2018	28,500,000	28,500,000
0.913%*, 9/15/2017	7,500,000	7,474,313
1.072%**, 12/21/2017	92,000,000	92,000,000
1.121%**, 7/21/2017	25,000,000	24,999,429
1.126%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	15,000,000	15,006,549
1.013%**, 7/20/2017	15,000,000	14,999,834
1.128%**, 1/11/2018	24,500,000	24,554,589
		2,053,053,833
U.S. Treasury Obligations 2.4%
U.S. Treasury Bill, 0.791%*, 6/29/2017	35,000,000	34,955,258
U.S. Treasury Floating Rate Note, 1.094%**, 1/31/2018	15,000,000	15,003,453
U.S. Treasury Notes:
0.875%, 8/15/2017	45,000,000	45,031,564
0.875%, 10/15/2017	15,000,000	14,997,094
		109,987,369
Total Government & Agency Obligations (Cost $2,163,041,202)		2,163,041,202

Repurchase Agreements 50.3%
BNP Paribas, 0.82%, dated 4/28/2017, to be repurchased at $525,035,875 on 5/1/2017 (a)	525,000,000	525,000,000
BNP Paribas, 0.84%, dated 4/28/2017, to be repurchased at $210,014,700 on 5/1/2017 (b)	210,000,000	210,000,000
Citigroup Global Markets, Inc., 0.81%, dated 4/28/2017, to be repurchased at $150,010,125 on 5/1/2017 (c)	150,000,000	150,000,000
HSBC Securities, Inc., 0.79%, dated 4/28/2017, to be repurchased at $410,026,992 on 5/1/2017 (d)	410,000,000	410,000,000
JPMorgan Securities, Inc., 0.81%, dated 4/28/2017, to be repurchased at $100,006,750 on 5/1/2017 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.83%, dated 4/28/2017, to be repurchased at $300,020,750 on 5/1/2017 (f)	300,000,000	300,000,000
Nomura Securities International, 0.83%, dated 4/28/2017, to be repurchased at $175,012,104 on 5/1/2017 (g)	175,000,000	175,000,000
Wells Fargo Bank, 0.83%, dated 4/28/2017, to be repurchased at $450,031,125 on 5/1/2017 (h)	450,000,000	450,000,000
Total Repurchase Agreements (Cost $2,320,000,000)		2,320,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,483,041,202)†	97.2	4,483,041,202
Other Assets and Liabilities, Net	2.8	130,001,269
Net Assets	100.0	4,613,042,471

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $4,483,041,202.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
483,842,000	U.S. Treasury Notes	1–1.875	2/15/2018– 1/31/2022	488,026,330
75,352,235	U.S. Treasury STRIPS	Zero Coupon	5/15/2017– 11/15/2045	47,473,670
Total Collateral Value				535,500,000

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,520,946	FHLMC Multifamily Structured Pass-Through Certificates, Interest Only	0.863	1/25/2023	84,656
149,644	FREMF Mortgage Trust, Interest Only	0.1	7/25/2046	723
83,212,547	Federal Home Loan Mortgage Corp.	2.5–5.5	12/1/2022– 4/1/2047	86,514,181
23,872,572	Federal National Mortgage Association	3.0–5.5	7/1/2024– 4/1/2047	24,966,945
1,000	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2021	1,037
102,110,900	U.S. Treasury Notes	1.375–2.75	2/28/2018– 9/30/2018	102,632,458
Total Collateral Value				214,200,000

(c) Collateralized by $150,869,900 U.S. Treasury Notes, with the various coupon rates from 1.25–2.25%, with various maturity dates of 10/31/2019–3/31/2021 with a value of $153,000,019.

(d) Collateralized by $851,148,788 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2030–2/15/2047 with a value of $418,201,818.

(e) Collateralized by $96,785,500 U.S. Treasury Inflation-Indexed Notes, with the various coupon rates from 0.125–0.625%, with various maturity dates of 1/15/2023–1/15/2026 with a value of $102,001,490.

(f) Collateralized by $303,382,452 Federal National Mortgage Association, with the various coupon rates from 2.54–3.586%, with various maturity dates of 11/1/2026–11/1/2042 with a value of $306,004,837.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,925,309	Federal Home Loan Mortgage Corp.	2.812–5.5	10/1/2020– 10/1/2043	3,179,999
58,720,765	Federal National Mortgage Association	3.0–6.0	6/1/2029– 4/1/2047	60,844,680
107,892,007	Government National Mortgage Association	2.5–4.5	3/20/2046– 4/20/2047	114,475,321
Total Collateral Value				178,500,000

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,327,340	Federal Home Loan Mortgage Corp.	3.167–3.5	7/1/2043– 2/1/2047	8,760,326
436,620,416	Federal National Mortgage Association	3.5	8/1/2046– 2/1/2047	450,239,675
Total Collateral Value				459,000,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$ —	$ 2,163,041,202	$ —	$ 2,163,041,202
Repurchase Agreements	—	2,320,000,000	—	2,320,000,000
Total	$ —	$ 4,483,041,202	$ —	$ 4,483,041,202

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,163,041,202
Repurchased agreements, valued at amortized cost	2,320,000,000
Investments in securities, at value (cost $4,483,041,202)	4,483,041,202
Cash	183,992,333
Receivable for investments sold	35,000,000
Receivable for Fund shares sold	48,436
Interest receivable	1,355,580
Due from Advisor	61,676
Other assets	78,507
Total assets	4,703,577,734
Liabilities
Payable for investments purchased	88,000,000
Payable for Fund shares redeemed	7,373
Distributions payable	1,753,695
Accrued Trustees' fees	42,909
Other accrued expenses and payables	731,286
Total liabilities	90,535,263
Net assets, at value	$ 4,613,042,471
Net Assets Consist of
Undistributed net investment income	204,515
Accumulated net realized gain (loss)	(334,356)
Paid-in capital	4,613,172,312
Net assets, at value	$ 4,613,042,471

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($145,415,357 ÷ 145,416,268 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($4,236,098,895 ÷ 4,236,125,456 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($199,492,737 ÷ 199,493,986 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($32,035,482 ÷ 32,035,683 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Government & Agency Securities Portfolio
Income: Interest	$ 20,985,461
Other income	69,089
Total income	21,054,550
Expenses: Management fee	2,922,089
Administration fee	4,194,659
Services to shareholders	933,855
Distribution and service fees	592,727
Custodian fee	55,353
Professional fees	183,859
Reports to shareholders	110,108
Registration fees	83,640
Trustees' fees and expenses	176,923
Other	212,619
Total expenses before expense reductions	9,465,832
Expense reductions	(3,973,220)
Total expenses after expense reductions	5,492,612
Net investment income	15,561,938
Net realized gain (loss) from investments	101,925
Net increase (decrease) in net assets resulting from operations	$ 15,663,863

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 15,561,938	$ 3,847,095
Net realized gain (loss)	101,925	(5,349)
Net increase in net assets resulting from operations	15,663,863	3,841,746
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(403,937)	(40,911)
Deutsche Government Cash Institutional Shares	(14,798,531)	(3,764,355)
Government Cash Managed Shares	(354,864)	(32,243)
Service Shares	(4,729)	(6,441)
Total distributions	(15,562,061)	(3,843,950)
Fund share transactions: Proceeds from shares sold	39,552,903,948	25,314,465,900
Reinvestment of distributions	2,727,031	1,320,688
Cost of shares redeemed	(38,770,975,043)	(25,204,404,928)
Net increase (decrease) in net assets from Fund share transactions	784,655,936	111,381,660
Increase (decrease) in net assets	784,757,738	111,379,456
Net assets at beginning of period	3,828,284,733	3,716,905,277
Net assets at end of period (including undistributed net investment income of $204,515 and $204,637, respectively)	$ 4,613,042,471	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Financial Highlights

The accompanying notes are an integral part of the financial statements.

Deutsche Government & Agency Securities Portfolio Deutsche Government Cash Institutional Shares
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.004	.001	.000*	.000*	.000*
Net realized gain (loss)	.000*	(.000)*	.000*	(.000)*	.000*
Total from investment operations	.004	.001	.000*	.000*	.000*
Less distributions from: Net investment income	(.004)	(.001)	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.39	.12	.03	.03	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4,236	3,430	3,333	3,005	2,256
Ratio of expenses before expense reductions (%)	.20	.20	.20	.20	.20
Ratio of expenses after expense reductions (%)	.11	.11	.06	.06	.15
Ratio of net investment income (%)	.39	.12	.03	.03	.03
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Deutsche Government & Agency Securities Portfolio Government Cash Managed Shares
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	(.000)*	.000*	(.000)*	.000*
Total from investment operations	.002	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.002)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.16	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	199	268	235	214	222
Ratio of expenses before expense reductions (%)	.42	.42	.42	.43	.42
Ratio of expenses after expense reductions (%)	.34	.22	.08	.08	.17
Ratio of net investment income (%)	.15	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio). These financial statements report on Deutsche Government & Agency Securities Portfolio (the "Fund").

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2017, the Fund held repurchase agreements with a gross value of $2,320,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2017, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $334,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2017, the Fund's components of distributable earnings on a tax basis are as follows:

Government & Agency Securities Portfolio: Undistributed ordinary income*	$ 1,958,210
Capital loss carryforwards	$ (334,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2017	2016
Government & Agency Securities Portfolio: Distributions from ordinary income*	$ 15,562,061	$ 3,843,950

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2016 through June 30, 2016, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

Effective July 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

For the period from May 1, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.10%.

Effective May 20, 2016 through March 23, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.11%.

Effective March 24, 2017 through April 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.14%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Effective January 19, 2017 through April 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Government Cash Managed Shares at 0.33%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on Deutsche Government & Agency Securities Portfolio aggregating $2,922,089, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2017
Deutsche Government & Agency Securities Portfolio	$ 4,194,659	$ 339,812	$ 354,892

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Government & Agency Money Fund	$ 119,749	$ 48,956	$ 3,228
Deutsche Government Cash Institutional Shares	464,281	464,281	—
Government Cash Managed Shares	172,070	—	51,923
Service Shares	102,577	—	29,807
	$ 858,677	$ 513,237	$ 84,958

For the year ended April 30, 2017, the Advisor reimbursed Deutsche Government Cash Institutional Shares $3 of sub-recordkeeping expense.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2017, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 246,454	$ 198,079	$ 10,729.12%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2017, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 346,273	$ 26,120.15%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2017
Deutsche Government & Agency Securities Portfolio	$ 33,222	$ 14,270

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2017.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Government & Agency Securities Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	209,216,428	$ 209,216,428	97,379,820	$ 97,379,820
Deutsche Government Cash Institutional Shares	37,869,188,821	37,869,188,821	23,473,413,019	23,473,413,019
Government Cash Managed Shares	1,176,220,649	1,176,220,649	1,342,759,830	1,342,759,830
Service Shares	298,263,856	298,263,856	400,896,361	400,896,361
Account Maintenance Fees	—	14,194	—	16,870
		$ 39,552,903,948		$ 25,314,465,900
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	379,196	$ 379,196	37,704	$ 37,704
Deutsche Government Cash Institutional Shares	2,241,225	2,241,225	1,268,254	1,268,254
Government Cash Managed Shares	101,923	101,923	8,598	8,598
Service Shares	4,687	4,687	6,132	6,132
		$ 2,727,031		$ 1,320,688
Shares redeemed
Deutsche Government & Agency Money Fund	(148,534,701)	$ (148,534,701)	(97,523,241)	$ (97,523,241)
Deutsche Government Cash Institutional Shares	(37,065,540,621)	(37,065,540,621)	(23,377,183,760)	(23,377,183,760)
Government Cash Managed Shares	(1,245,042,109)	(1,245,042,109)	(1,310,055,804)	(1,310,055,804)
Service Shares	(311,857,612)	(311,857,612)	(419,642,123)	(419,642,123)
		$ (38,770,975,043)		$ (25,204,404,928)
Net increase (decrease)
Deutsche Government & Agency Money Fund	61,060,923	$ 61,060,923	(105,717)	$ (105,717)
Deutsche Government Cash Institutional Shares	805,889,425	805,889,425	97,497,513	97,497,513
Government Cash Managed Shares	(68,719,537)	(68,719,537)	32,712,624	32,712,624
Service Shares	(13,589,069)	(13,589,069)	(18,739,630)	(18,739,630)
Account Maintenance Fees	—	14,194	—	16,870
		$ 784,655,936		$ 111,381,660

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2017, 31% of the outstanding shares of the Fund were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Deutsche Government & Agency Securities Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) (the "Fund") (one of the Funds constituting Cash Account Trust), including the investment portfolio, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche Government & Agency Securities Portfolio (one of the Funds constituting Cash Account Trust) at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2017

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2017 (Unaudited)
Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/17	$ 1,002.36	$ 1,001.33
Expenses Paid per $1,000*	$ .60	$ 1.64
Hypothetical 5% Fund Return
Beginning Account Value 11/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/17	$ 1,024.20	$ 1,023.16
Expenses Paid per $1,000*	$ .60	$ 1.66
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios
Deutsche Government Cash Institutional Shares		.12%
Government Cash Managed Shares		.33%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 32% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Government Cash Managed Shares (2nd quartile), Deutsche Government & Agency Money Fund shares (2nd quartile), Services Shares (2nd quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	96	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	96	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	96	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	96	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	96	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	96	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	96	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	96	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	96	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	96	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	96	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly, Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Hepsen Uzcan[6] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Service Company; formerly, Secretary, Deutsche AM Distributors, Inc.
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

April 30, 2017

Annual Report
to Shareholders

Deutsche Government & Agency Securities Portfolio

(formerly Government & Agency Securities Portfolio)

Deutsche Government & Agency Money Fund

Contents

3 Portfolio Management Review

6 Portfolio Summary

9 Investment Portfolio

15 Statement of Assets and Liabilities

17 Statement of Operations

18 Statements of Changes in Net Assets

19 Financial Highlights

20 Notes to Financial Statements

28 Report of Independent Registered Public Accounting Firm

29 Information About Your Fund's Expenses

30 Tax Information

31 Other Information

32 Advisory Agreement Board Considerations and Fee Evaluation

36 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2017, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) actions. In late June 2016, the decision by British voters to leave the European Union rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. By the end of the third quarter of last year, improved economic data had paved the way for 2016’s only Fed rate hike, last December. Uncertainty regarding the U.S. presidential election spurred volatility within investment markets in the lead-up to November 8, but did not have a strong impact on short-term debt instruments. Following Donald Trump’s election victory and inauguration in January 2017, equity markets soared to record levels as investors anticipated a loosening of government regulations, health care legislative changes and a significant increase in infrastructure spending. By mid-March 2017, those expectations had been tempered. Also in March, hawkish statements by Fed Chair Janet Yellen and Fed governors at first made investors think that the Fed would be more aggressive in normalizing interest rates in 2017. Though the Fed did raise short-term rates at its March meeting, its accompanying statement was more restrained in tone, and short-term rate expectations moderated. However, by the end of April, despite increased geopolitical uncertainty and some weaker economic data reported in the first quarter, a Fed hike in June 2017 was already assimilated into the pricing of securities within the short-term rate market.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the Government & Agency Securities Portfolio, we maintained a "barbell" strategy, i.e., having a heavier weighting towards short-maturity Treasury and agency securities for flexibility and liquidity purposes, while also utilizing six-to-18-month Treasury and agency floating-rate notes for added yield and interest rate protection.

Fund Performance (as of April 30, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Government & Agency Money Fund	.63%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within government money markets, we believe that strong demand will persist and that near-term supply will be variable. Our current forecast is for the federal funds rate to be raised two additional times during 2017, which should create upward pressure on short-term government and agency rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Credit quality and credit ratings are assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of "BBB" and above indicate that the rated borrower is considered "investment grade" by a particular ratings agency.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 46.9%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.75%*, 10/5/2017	35,000,000	34,887,047
0.803%**, 3/2/2018	24,000,000	24,000,000
0.873%**, 7/23/2018	25,000,000	24,998,700
0.898%**, 10/22/2018	40,000,000	39,997,433
0.919%**, 1/9/2019	25,000,000	25,000,000
0.928%**, 7/20/2018	45,000,000	45,000,000
0.974%**, 6/14/2017	40,000,000	40,008,775
1.002%**, 8/20/2018	20,000,000	20,066,229
1.022%**, 6/20/2017	25,000,000	25,000,000
1.022%**, 8/27/2018	20,000,000	19,997,938
1.029%**, 1/10/2019	22,250,000	22,276,675
1.101%**, 9/21/2017	15,000,000	15,000,000
1.102%**, 11/13/2018	38,500,000	38,500,000
1.113%**, 6/20/2018	10,000,000	10,000,000
1.138%**, 2/23/2018	38,000,000	37,993,723
1.159%**, 3/8/2018	50,000,000	49,997,801
Federal Home Loan Bank:
0.588%*, 5/12/2017	35,000,000	34,993,797
0.634%*, 7/24/2017	30,000,000	29,956,250
0.659%*, 5/23/2017	22,500,000	22,491,063
0.684%*, 8/25/2017	35,000,000	34,923,875
0.71%*, 5/17/2017	10,000,000	9,996,889
0.71%*, 9/18/2017	5,000,000	4,986,389
0.74%*, 7/3/2017	10,000,000	9,987,225
0.758%**, 8/22/2017	35,000,000	34,998,997
0.764%**, 8/14/2017	45,000,000	45,000,000
0.779%**, 7/18/2017	45,000,000	45,000,000
0.781%*, 5/3/2017	10,000,000	9,999,572
0.786%*, 6/8/2017	35,000,000	34,971,368
0.791%*, 7/5/2017	10,000,000	9,985,917
0.803%**, 5/4/2017	32,500,000	32,500,000
0.803%**, 2/2/2018	25,000,000	25,000,000
0.818%**, 1/17/2018	22,000,000	22,000,000
0.819%**, 5/10/2017	32,500,000	32,500,000
0.825%**, 2/1/2018	88,000,000	88,000,000
0.867%*, 7/21/2017	18,000,000	17,965,373
0.895%**, 5/30/2018	37,000,000	37,000,000
0.929%**, 5/18/2017	35,000,000	35,000,000
0.932%**, 3/19/2018	7,000,000	7,000,000
0.953%*, 10/31/2017	15,000,000	14,928,325
0.964%**, 3/8/2018	34,000,000	34,000,000
0.968%*, 10/13/2017	36,000,000	35,842,425
0.968%*, 10/20/2017	28,000,000	27,872,243
0.984%**, 8/18/2017	40,000,000	39,982,573
1.023%**, 8/3/2017	100,000,000	100,000,000
1.059%**, 5/8/2017	25,000,000	25,000,000
1.086%**, 10/25/2017	12,000,000	12,000,000
1.105%**, 9/11/2017	20,000,000	20,016,640
Federal Home Loan Mortgage Corp.:
0.487%*, 5/1/2017	15,500,000	15,500,000
0.507%*, 5/16/2017	50,000,000	49,989,583
0.7%*, 10/2/2017	33,500,000	33,401,119
0.74%*, 5/3/2017	12,500,000	12,499,493
0.754%**, 8/10/2018	20,000,000	20,000,000
0.781%*, 6/21/2017	25,000,000	24,972,729
0.806%**, 12/22/2017	28,250,000	28,250,000
0.821%*, 8/24/2017	12,000,000	11,968,950
0.829%**, 5/8/2017	44,000,000	44,000,000
0.85%**, 2/22/2018	50,000,000	50,000,000
0.854%**, 5/16/2017	40,000,000	40,000,000
0.862%*, 8/24/2017	18,500,000	18,449,767
0.862%*, 8/24/2017	50,000,000	49,864,236
0.903%**, 7/24/2018	15,000,000	15,000,000
0.905%**, 10/10/2018	28,500,000	28,500,000
0.913%*, 9/15/2017	7,500,000	7,474,313
1.072%**, 12/21/2017	92,000,000	92,000,000
1.121%**, 7/21/2017	25,000,000	24,999,429
1.126%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	15,000,000	15,006,549
1.013%**, 7/20/2017	15,000,000	14,999,834
1.128%**, 1/11/2018	24,500,000	24,554,589
		2,053,053,833
U.S. Treasury Obligations 2.4%
U.S. Treasury Bill, 0.791%*, 6/29/2017	35,000,000	34,955,258
U.S. Treasury Floating Rate Note, 1.094%**, 1/31/2018	15,000,000	15,003,453
U.S. Treasury Notes:
0.875%, 8/15/2017	45,000,000	45,031,564
0.875%, 10/15/2017	15,000,000	14,997,094
		109,987,369
Total Government & Agency Obligations (Cost $2,163,041,202)		2,163,041,202

Repurchase Agreements 50.3%
BNP Paribas, 0.82%, dated 4/28/2017, to be repurchased at $525,035,875 on 5/1/2017 (a)	525,000,000	525,000,000
BNP Paribas, 0.84%, dated 4/28/2017, to be repurchased at $210,014,700 on 5/1/2017 (b)	210,000,000	210,000,000
Citigroup Global Markets, Inc., 0.81%, dated 4/28/2017, to be repurchased at $150,010,125 on 5/1/2017 (c)	150,000,000	150,000,000
HSBC Securities, Inc., 0.79%, dated 4/28/2017, to be repurchased at $410,026,992 on 5/1/2017 (d)	410,000,000	410,000,000
JPMorgan Securities, Inc., 0.81%, dated 4/28/2017, to be repurchased at $100,006,750 on 5/1/2017 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.83%, dated 4/28/2017, to be repurchased at $300,020,750 on 5/1/2017 (f)	300,000,000	300,000,000
Nomura Securities International, 0.83%, dated 4/28/2017, to be repurchased at $175,012,104 on 5/1/2017 (g)	175,000,000	175,000,000
Wells Fargo Bank, 0.83%, dated 4/28/2017, to be repurchased at $450,031,125 on 5/1/2017 (h)	450,000,000	450,000,000
Total Repurchase Agreements (Cost $2,320,000,000)		2,320,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,483,041,202)†	97.2	4,483,041,202
Other Assets and Liabilities, Net	2.8	130,001,269
Net Assets	100.0	4,613,042,471

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $4,483,041,202.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
483,842,000	U.S. Treasury Notes	1–1.875	2/15/2018– 1/31/2022	488,026,330
75,352,235	U.S. Treasury STRIPS	Zero Coupon	5/15/2017– 11/15/2045	47,473,670
Total Collateral Value				535,500,000

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,520,946	FHLMC Multifamily Structured Pass-Through Certificates, Interest Only	0.863	1/25/2023	84,656
149,644	FREMF Mortgage Trust, Interest Only	0.1	7/25/2046	723
83,212,547	Federal Home Loan Mortgage Corp.	2.5–5.5	12/1/2022– 4/1/2047	86,514,181
23,872,572	Federal National Mortgage Association	3.0–5.5	7/1/2024– 4/1/2047	24,966,945
1,000	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2021	1,037
102,110,900	U.S. Treasury Notes	1.375–2.75	2/28/2018– 9/30/2018	102,632,458
Total Collateral Value				214,200,000

(c) Collateralized by $150,869,900 U.S. Treasury Notes, with the various coupon rates from 1.25–2.25%, with various maturity dates of 10/31/2019–3/31/2021 with a value of $153,000,019.

(d) Collateralized by $851,148,788 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2030–2/15/2047 with a value of $418,201,818.

(e) Collateralized by $96,785,500 U.S. Treasury Inflation-Indexed Notes, with the various coupon rates from 0.125–0.625%, with various maturity dates of 1/15/2023–1/15/2026 with a value of $102,001,490.

(f) Collateralized by $303,382,452 Federal National Mortgage Association, with the various coupon rates from 2.54–3.586%, with various maturity dates of 11/1/2026–11/1/2042 with a value of $306,004,837.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,925,309	Federal Home Loan Mortgage Corp.	2.812–5.5	10/1/2020– 10/1/2043	3,179,999
58,720,765	Federal National Mortgage Association	3.0–6.0	6/1/2029– 4/1/2047	60,844,680
107,892,007	Government National Mortgage Association	2.5–4.5	3/20/2046– 4/20/2047	114,475,321
Total Collateral Value				178,500,000

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,327,340	Federal Home Loan Mortgage Corp.	3.167–3.5	7/1/2043– 2/1/2047	8,760,326
436,620,416	Federal National Mortgage Association	3.5	8/1/2046– 2/1/2047	450,239,675
Total Collateral Value				459,000,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$ —	$ 2,163,041,202	$ —	$ 2,163,041,202
Repurchase Agreements	—	2,320,000,000	—	2,320,000,000
Total	$ —	$ 4,483,041,202	$ —	$ 4,483,041,202

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,163,041,202
Repurchased agreements, valued at amortized cost	2,320,000,000
Investments in securities, at value (cost $4,483,041,202)	4,483,041,202
Cash	183,992,333
Receivable for investments sold	35,000,000
Receivable for Fund shares sold	48,436
Interest receivable	1,355,580
Due from Advisor	61,676
Other assets	78,507
Total assets	4,703,577,734
Liabilities
Payable for investments purchased	88,000,000
Payable for Fund shares redeemed	7,373
Distributions payable	1,753,695
Accrued Trustees' fees	42,909
Other accrued expenses and payables	731,286
Total liabilities	90,535,263
Net assets, at value	$ 4,613,042,471
Net Assets Consist of
Undistributed net investment income	204,515
Accumulated net realized gain (loss)	(334,356)
Paid-in capital	4,613,172,312
Net assets, at value	$ 4,613,042,471

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($145,415,357 ÷ 145,416,268 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($4,236,098,895 ÷ 4,236,125,456 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($199,492,737 ÷ 199,493,986 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($32,035,482 ÷ 32,035,683 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Government & Agency Securities Portfolio
Income: Interest	$ 20,985,461
Other income	69,089
Total income	21,054,550
Expenses: Management fee	2,922,089
Administration fee	4,194,659
Services to shareholders	933,855
Distribution and service fees	592,727
Custodian fee	55,353
Professional fees	183,859
Reports to shareholders	110,108
Registration fees	83,640
Trustees' fees and expenses	176,923
Other	212,619
Total expenses before expense reductions	9,465,832
Expense reductions	(3,973,220)
Total expenses after expense reductions	5,492,612
Net investment income	15,561,938
Net realized gain (loss) from investments	101,925
Net increase (decrease) in net assets resulting from operations	$ 15,663,863

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 15,561,938	$ 3,847,095
Net realized gain (loss)	101,925	(5,349)
Net increase in net assets resulting from operations	15,663,863	3,841,746
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(403,937)	(40,911)
Deutsche Government Cash Institutional Shares	(14,798,531)	(3,764,355)
Government Cash Managed Shares	(354,864)	(32,243)
Service Shares	(4,729)	(6,441)
Total distributions	(15,562,061)	(3,843,950)
Fund share transactions: Proceeds from shares sold	39,552,903,948	25,314,465,900
Reinvestment of distributions	2,727,031	1,320,688
Cost of shares redeemed	(38,770,975,043)	(25,204,404,928)
Net increase (decrease) in net assets from Fund share transactions	784,655,936	111,381,660
Increase (decrease) in net assets	784,757,738	111,379,456
Net assets at beginning of period	3,828,284,733	3,716,905,277
Net assets at end of period (including undistributed net investment income of $204,515 and $204,637, respectively)	$ 4,613,042,471	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Financial Highlights

The accompanying notes are an integral part of the financial statements.

Deutsche Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	(.000)*	.000*	(.000)*	.000*
Total from investment operations	.003	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.003)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.31	.05	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	145	84	84	94	117
Ratio of expenses before expense reductions (%)	.30	.28	.27	.27	.28
Ratio of expenses after expense reductions (%)	.19	.18	.08	.08	.17
Ratio of net investment income (%)	.33	.05	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio). These financial statements report on Deutsche Government & Agency Securities Portfolio (the "Fund").

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2017, the Fund held repurchase agreements with a gross value of $2,320,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2017, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $334,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2017, the Fund's components of distributable earnings on a tax basis are as follows:

Government & Agency Securities Portfolio: Undistributed ordinary income*	$ 1,958,210
Capital loss carryforwards	$ (334,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2017	2016
Government & Agency Securities Portfolio: Distributions from ordinary income*	$ 15,562,061	$ 3,843,950

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

Effective January 19, 2017 through April 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government & Agency Money Fund at 0.17%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on Deutsche Government & Agency Securities Portfolio aggregating $2,922,089, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2017
Deutsche Government & Agency Securities Portfolio	$ 4,194,659	$ 339,812	$ 354,892

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Government & Agency Money Fund	$ 119,749	$ 48,956	$ 3,228
Deutsche Government Cash Institutional Shares	464,281	464,281	—
Government Cash Managed Shares	172,070	—	51,923
Service Shares	102,577	—	29,807
	$ 858,677	$ 513,237	$ 84,958

For the year ended April 30, 2017, the Advisor reimbursed Deutsche Government Cash Institutional Shares $3 of sub-recordkeeping expense.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2017, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 246,454	$ 198,079	$ 10,729.12%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2017, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 346,273	$ 26,120.15%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2017
Deutsche Government & Agency Securities Portfolio	$ 33,222	$ 14,270

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2017.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Government & Agency Securities Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	209,216,428	$ 209,216,428	97,379,820	$ 97,379,820
Deutsche Government Cash Institutional Shares	37,869,188,821	37,869,188,821	23,473,413,019	23,473,413,019
Government Cash Managed Shares	1,176,220,649	1,176,220,649	1,342,759,830	1,342,759,830
Service Shares	298,263,856	298,263,856	400,896,361	400,896,361
Account Maintenance Fees	—	14,194	—	16,870
		$ 39,552,903,948		$ 25,314,465,900
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	379,196	$ 379,196	37,704	$ 37,704
Deutsche Government Cash Institutional Shares	2,241,225	2,241,225	1,268,254	1,268,254
Government Cash Managed Shares	101,923	101,923	8,598	8,598
Service Shares	4,687	4,687	6,132	6,132
		$ 2,727,031		$ 1,320,688
Shares redeemed
Deutsche Government & Agency Money Fund	(148,534,701)	$ (148,534,701)	(97,523,241)	$ (97,523,241)
Deutsche Government Cash Institutional Shares	(37,065,540,621)	(37,065,540,621)	(23,377,183,760)	(23,377,183,760)
Government Cash Managed Shares	(1,245,042,109)	(1,245,042,109)	(1,310,055,804)	(1,310,055,804)
Service Shares	(311,857,612)	(311,857,612)	(419,642,123)	(419,642,123)
		$ (38,770,975,043)		$ (25,204,404,928)
Net increase (decrease)
Deutsche Government & Agency Money Fund	61,060,923	$ 61,060,923	(105,717)	$ (105,717)
Deutsche Government Cash Institutional Shares	805,889,425	805,889,425	97,497,513	97,497,513
Government Cash Managed Shares	(68,719,537)	(68,719,537)	32,712,624	32,712,624
Service Shares	(13,589,069)	(13,589,069)	(18,739,630)	(18,739,630)
Account Maintenance Fees	—	14,194	—	16,870
		$ 784,655,936		$ 111,381,660

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2017, 31% of the outstanding shares of the Fund were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Deutsche Government & Agency Securities Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) (the "Fund") (one of the Funds constituting Cash Account Trust), including the investment portfolio, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche Government & Agency Securities Portfolio (one of the Funds constituting Cash Account Trust) at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2017

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2017 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,002.09
Expenses Paid per $1,000*	$ .84.
Hypothetical 5% Fund Return
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,023.95
Expenses Paid per $1,000*	$ .85
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.17%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 32% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Government Cash Managed Shares (2nd quartile), Deutsche Government & Agency Money Fund shares (2nd quartile), Services Shares (2nd quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	96	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	96	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	96	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	96	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	96	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	96	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	96	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	96	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	96	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	96	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	96	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly, Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Hepsen Uzcan[6] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Service Company; formerly, Secretary, Deutsche AM Distributors, Inc.
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

April 30, 2017

Annual Report
to Shareholders

Deutsche Tax-Exempt Portfolio

(formerly Tax-Exempt Portfolio)

Deutsche Tax-Exempt Cash Premier Shares

Fund #148

Tax-Exempt Cash Managed Shares

Fund #248

Contents

4 Portfolio Management Review

8 Portfolio Summary

11 Investment Portfolio

18 Statement of Assets and Liabilities

20 Statement of Operations

21 Statements of Changes in Net Assets

22 Financial Highlights

24 Notes to Financial Statements

32 Report of Independent Registered Public Accounting Firm

33 Information About Your Fund's Expenses

34 Tax Information

35 Other Information

36 Advisory Agreement Board Considerations and Fee Evaluation

40 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2017, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) actions. In late June 2016, the decision by British voters to leave the European Union rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. By the end of the third quarter of last year, improved economic data had paved the way for 2016’s only Fed rate hike, last December. Uncertainty regarding the U.S. presidential election spurred volatility within investment markets in the lead-up to November 8, but did not have a strong impact on short-term debt instruments. Following Donald Trump’s election victory and inauguration in January 2017, equity markets soared to record levels as investors anticipated a loosening of government regulations, health care legislative changes and a significant increase in infrastructure spending. By mid-March 2017, those expectations had been tempered. Also in March, hawkish statements by Fed Chair Janet Yellen and Fed governors at first made investors think that the Fed would be more aggressive in normalizing interest rates in 2017. Though the Fed did raise short-term rates at its March meeting, its accompanying statement was more restrained in tone, and short-term rate expectations moderated. However, by the end of April, despite increased geopolitical uncertainty and some weaker economic data reported in the first quarter, a Fed hike in June 2017 was already assimilated into the pricing of securities within the short-term rate market.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as "laddered" positions in fixed-rate securities with maturities ranging from three to six months. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Tax-Exempt Cash Premier Shares	.77%*
Equivalent Taxable Yield	1.36%**
Tax-Exempt Cash Managed Shares	.49%*
Equivalent Taxable Yield	.87%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for the federal funds rate to be raised two additional times during 2017, which should create upward pressure on short-term government and agency rates. Within the tax-exempt money market, we foresee reduced new issuance and supply, which should also exert some upward pressure on those rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Credit quality and credit ratings are assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of "BBB" and above indicate that the rated borrower is considered "investment grade" by a particular ratings agency.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 93.6%
California 20.2%
California, Health Facilities Financing Authority Revenue, TECP, 0.82%, 6/15/2017	12,000,000	12,000,000
California, State Department of Water Resource Power Supply Revenue, TECP, 0.9%, 5/3/2017, LOC: Bank of America NA	13,000,000	13,000,000
California, State General Obligation, 4.0%, 9/1/2017	9,420,000	9,524,240
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series E-2, 5.0%, 4/1/2044	3,500,000	3,507,092
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 1.27%**, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Municipal Securities Trust Receipts, "A", 144A, 0.92%*, 12/1/2035, INS: FGIC, LOC: Societe Generale	10,000,000	10,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.97%, 7/18/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Jose, CA, Redevelopment Agency, TECP, 0.85%, 7/21/2017	15,000,000	15,000,000
		68,643,332
Connecticut 3.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 0.8%, 7/1/2048	3,315,000	3,315,363
Connecticut, State Housing Finance Program Authority Revenue, Series A-3, 0.89%*, 11/15/2047, SPA: Helaba	9,000,000	9,000,000
		12,315,363
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.9%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 7.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.9%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Municipal Power Agency Revenue, Series C, 0.91%*, 10/1/2035, LOC: Bank of America NA	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Gainesville, FL, Utilities System Revenue, Series B, 0.92%*, 10/1/2042, LOC: Sumitomo Mitsui Banking	6,000,000	6,000,000
Hillsborough County, FL, TECP, 0.96%, 6/22/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Miami-Dade County, FL, School Board, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2020, INS: NATL	5,155,000	5,155,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.96%*, 11/1/2036, LOC: Northern Trust Co.	700,000	700,000
		26,305,000
Georgia 4.3%
Atlanta, GA, Water & Sewer Revenue, TECP, 0.97%, 6/30/2017	13,100,000	13,100,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.8%, 5/10/2017	1,417,000	1,417,000
		14,517,000
Illinois 7.2%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.89%*, 1/1/2035, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Childrens Home Project, 0.91%*, 10/1/2033, LOC: U.S. Bank NA	3,850,000	3,850,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.89%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,015,000	5,015,000
Illinois, State Finance Authority Revenue, Elmhurst College, 0.9%*, 2/1/2042, LOC: Harris NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.92%*, 3/1/2043, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority, Multi-Family Housing Revenue, Hidden Glen Apartments Project, AMT, 0.92%*, 12/1/2042, LOC: U.S. Bank NA	6,625,000	6,625,000
		24,490,000
Iowa 0.6%
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College, 0.9%*, 11/1/2036, LOC: Bank of America NA	2,000,000	2,000,000
Kansas 0.3%
Kansas, State Department of Transportation Highway Revenue, Series B-3, 0.899%**, 9/1/2017	1,000,000	999,874
Maryland 0.9%
Maryland, State & Local Facility, Series B, 5.25%, 8/15/2017	3,000,000	3,038,388
Massachusetts 1.8%
Massachusetts, Municipal Securities Trust Receipts, "A", 144A, 0.93%*, 5/1/2037, INS: FGIC, LIQ: Societe Generale	2,980,000	2,980,000
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	698,652
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.92%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		5,978,652
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.96%*, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 1.0%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.9%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
Mississippi 3.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.9%*, 12/1/2030, GTY: Chevron Corp.	11,150,000	11,150,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.93%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 6.0%
Clark County, NV, Airport Revenue:
Series D-2B, 0.89%*, 7/1/2040, LOC: Royal Bank of Canada	3,050,000	3,050,000
Series B-2, AMT, 0.91%*, 7/1/2022, LOC: Royal Bank of Canada	4,000,000	4,000,000
Series A-2, AMT, 0.92%*, 7/1/2022, LOC: State Street Bank & Trust Co.	7,000,000	7,000,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
Series A, Prerefunded 6/1/2017 @ 100, 5.0%, 6/1/2022	3,295,000	3,306,957
Series A, Prerefunded 6/1/2017 @ 100, 5.25%, 6/1/2037	3,000,000	3,011,519
		20,368,476
New Hampshire 2.0%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.92%*, 5/1/2026, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.4%
New York, General Obligation, Series A-4, 0.9%*, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.98%*, 5/1/2048, LOC: Bank of China	16,900,000	16,900,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.93%*, 4/1/2020, LIQ: Credit Suisse	1,000,000	1,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.89%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.92%*, 12/1/2037, LOC: Citibank NA	4,255,000	4,255,000
		25,155,000
Ohio 5.1%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2018	4,400,000	4,460,512
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.97%*, 5/1/2049, LOC: Northern Trust Co.	12,800,000	12,800,000
		17,260,512
Pennsylvania 2.4%
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.93%*, 11/1/2028, GTY: IESI Corp., LOC: Royal Bank of America NA	1,000,000	1,000,000
		8,000,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.96%*, 11/1/2025, LOC: Bank of New York Mellon	670,000	670,000
Texas 11.5%
Bexar County, TX, Housing Finance Corp., Aamha LLC Project, 0.9%*, 12/15/2025, LIQ: Fannie Mae, LOC: Fannie Mae	4,205,000	4,205,000
Denton, TX, Independent School District, Prerefunded 8/15/2017 @ 100, 5.0%, 8/15/2038	14,525,000	14,697,486
Houston, TX, Combined Utility System Revenue:
TECP, 0.86%, 5/4/2017, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
TECP, 0.93%, 5/4/2017, LOC: Bank of America NA	10,000,000	10,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.92%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, State Municipal Power Agency Revenue, Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	870,000	867,606
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.93%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		39,140,092
Virginia 1.9%
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc., Series B, 0.91%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	6,550,000	6,550,000
Other 4.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.93%*, 10/15/2029, LIQ: Freddie Mac	2,880,000	2,880,000
"A", Series M031, 0.93%**, 12/15/2045, LIQ: Freddie Mac	6,334,000	6,334,000
"A", Series M015, AMT, 0.93%**, 5/15/2046, LIQ: Freddie Mac	2,970,000	2,970,000
Series M033, 0.93%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
		14,222,000
Total Municipal Investments (Cost $317,238,689)		317,238,689

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.05%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.03%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 2.9%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.03%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $22,500,000)		22,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $339,738,689)†	100.2	339,738,689
Other Assets and Liabilities, Net	(0.2)	(609,918)
Net Assets	100.0	339,128,771

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly, and are shown at their current rates as of April 30, 2017. Maturity date shown is the final maturity date.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $339,738,689.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 317,238,689	$ —	$ 317,238,689
Preferred Shares of Closed-End Investment Companies (a)	—	22,500,000	—	22,500,000
Total	$ —	$ 339,738,689	$ —	$ 339,738,689

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 339,738,689
Cash	33,334
Receivable for investments sold	220,000
Receivable for Fund shares sold	170,794
Interest receivable	864,736
Due from Advisor	95,752
Other assets	62,655
Total assets	341,185,960
Liabilities
Payable for Fund shares redeemed	1,640,816
Distributions payable	53,637
Accrued Trustees' fees	5,783
Other accrued expenses and payables	356,953
Total liabilities	2,057,189
Net assets, at value	$ 339,128,771
Net Assets Consist of
Distributions in excess of net investment income	(53,638)
Accumulated net realized gain (loss)	(34,444)
Paid-in capital	339,216,853
Net assets, at value	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($37,559,432 ÷ 37,545,662 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($143,407,830 ÷ 143,354,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($54,798,256 ÷ 54,778,173 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($39,710,846 ÷ 39,696,280 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($55,022,638 ÷ 55,002,455 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($8,629,769 ÷ 8,626,604 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 3,623,082
Other income	41,067
Total income	3,664,149
Expenses: Management fee	426,241
Administration fee	616,216
Services to shareholders	384,653
Distribution and service fees	597,638
Custodian fee	5,158
Professional fees	128,668
Reports to shareholders	136,439
Registration fees	148,043
Trustees' fees and expenses	26,867
Other	82,200
Total expenses before expense reductions	2,552,123
Expense reductions	(628,178)
Total expenses after expense reductions	1,923,945
Net investment income	1,740,204
Net realized gain (loss) from investments	(34,444)
Net increase (decrease) in net assets resulting from operations	$ 1,705,760

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 1,740,204	$ 245,927
Net realized gain (loss)	(34,444)	125,289
Net increase in net assets resulting from operations	1,705,760	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(728,624)	(171,899)
Deutsche Tax-Exempt Money Fund	(707,714)	(51,193)
Deutsche Tax-Free Money Fund Class S	(263,679)	(19,292)
Service Shares	(39,373)	(7,517)
Tax-Exempt Cash Managed Shares	(185,422)	(9,894)
Tax-Free Investment Class	(16,700)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(27,952)	(32,106)
Deutsche Tax-Exempt Money Fund	(15,307)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,360)	(4,709)
Service Shares	(6,245)	(3,142)
Tax-Exempt Cash Managed Shares	(5,594)	(4,736)
Tax-Free Investment Class	(1,196)	(21,499)
Total distributions	(2,004,166)	(381,574)
Fund share transactions: Proceeds from shares sold	1,179,428,894	2,681,593,000
Reinvestment of distributions	1,367,713	271,154
Cost of shares redeemed	(1,942,131,493)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(761,334,886)	190,090,875
Increase (decrease) in net assets	(761,633,292)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $53,638 and $69,431, respectively)	$ 339,128,771	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Deutsche Tax-Exempt Cash Premier Shares
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.005	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	.000*	.000*	.000*
Total from investment operations	.005	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.005)	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Total distributions	(.005)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.55	.04	.03	.02	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	514	296	993	970
Ratio of expenses before expense reductions (%)	.27	.24	.22	.22	.21
Ratio of expenses after expense reductions (%)	.20	.12	.10	.13	.18
Ratio of net investment income (%)	.32	.04	.01	.01	.02
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Deutsche Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	.000*	.000*	.000*
Total from investment operations	.003	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.003)	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Total distributions	(.003)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.31	.02	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	60	52	103	115
Ratio of expenses before expense reductions (%)	.49	.44	.44	.41	.42
Ratio of expenses after expense reductions (%)	.44	.14	.10	.13	.19
Ratio of net investment income (%)	.23	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio). These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2017, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Capital loss carryforwards	$ (34,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2017	2016
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 1,941,512	$ 304,134
Distributions from ordinary income*	$ 62,654	$ 48,780
Distributions from long-term capital gains	$ —	$ 28,660

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

Effective January 19, 2017 through March 7, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Tax Exempt Cash Managed Shares at 0.49%.

Effective March 8, 2017 through April 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Tax Exempt Cash Managed Shares at 0.47%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $426,241, of which $311,258 was waived, resulting in an annual effective rate of 0.02% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 616,216	$ 28,492

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 45,833	$ 45,833	$ —
Deutsche Tax-Exempt Money Fund	47,479	—	14,798
Deutsche Tax-Free Money Fund Class S	36,925	—	11,831
Service Shares	115,576	—	32,811
Tax-Exempt Cash Managed Shares	52,830	—	16,193
Tax-Free Investment Class	57,094	—	2,107
	$ 355,737	$ 45,833	$ 77,740

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 278,429	$ 195,000	$ 30,160.18%		.60%
Tax-Free Investment Class	168,697	76,087	1,325.14%		.25%
	$ 447,126	$ 271,087	$ 31,485

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 103,277	$ 6,954.15%		.15%
Tax-Free Investment Class	47,235	499.07%		.07%
	$ 150,512	$ 7,453

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 59,623	$ 27,016

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2017, the Fund engaged in securities purchases of $731,939,000 and securities sales of $896,940,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2017.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	717,887,643	$ 717,887,643	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	67,778,786	67,778,786	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	16,617,062	16,617,062	21,649,034	21,649,034
Service Shares	79,974,302	79,974,302	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	254,196,732	254,196,732	184,507,988	184,507,988
Tax-Free Investment Class	42,959,132	42,959,132	281,275,906	281,275,906
Account Maintenance Fees	—	15,237	—	19,240
		$ 1,179,428,894		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	339,664	$ 339,664	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	708,301	708,301	62,717	62,717
Deutsche Tax-Free Money Fund Class S	255,513	255,513	22,818	22,818
Service Shares	45,367	45,367	10,263	10,263
Tax-Exempt Cash Managed Shares	944	944	83	83
Tax-Free Investment Class	17,924	17,924	64,744	64,744
		$ 1,367,713		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,194,579,965)	$ (1,194,579,965)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(95,919,276)	(95,919,276)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(28,995,336)	(28,995,336)	(30,672,226)	(30,672,226)
Service Shares	(89,409,981)	(89,409,981)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(259,528,670)	(259,528,670)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(273,698,265)	(273,698,265)	(304,527,724)	(304,527,724)
		$ (1,942,131,493)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(476,352,658)	$ (476,352,658)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(27,432,189)	(27,432,189)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(12,122,761)	(12,122,761)	(9,000,374)	(9,000,374)
Service Shares	(9,390,312)	(9,390,312)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(5,330,994)	(5,330,994)	8,129,786	8,129,786
Tax-Free Investment Class	(230,721,209)	(230,721,209)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	15,237	—	19,240
		$ (761,334,886)		$ 190,090,875

Report of Independent Registered Public Accounting Firm

To the Shareholders of Deutsche Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio) (the "Fund") (one of the Funds constituting Cash Account Trust), including the investment portfolio, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche Tax-Exempt Portfolio (one of the Funds constituting Cash Account Trust) at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2017

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2017 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/17	$ 1,002.71	$ 1,001.74
Expenses Paid per $1,000*	$ .99	$ 2.13
Hypothetical 5% Fund Return
Beginning Account Value 11/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/17	$ 1,023.80	$ 1,022.66
Expenses Paid per $1,000*	$ 1.00	$ 2.16
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios
Deutsche Tax-Exempt Cash Premier Shares		.20%
Tax-Exempt Cash Managed Shares		.43%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2017, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	96	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	96	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	96	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	96	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	96	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	96	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	96	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	96	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	96	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	96	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	96	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly, Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Hepsen Uzcan[6] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Service Company; formerly, Secretary, Deutsche AM Distributors, Inc.
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

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April 30, 2017

Annual Report
to Shareholders

Tax-Free Investment Class

Deutsche Tax-Exempt Portfolio

(formerly Tax-Exempt Portfolio)

Contents

3 Portfolio Management Review

7 Portfolio Summary

10 Investment Portfolio

17 Statement of Assets and Liabilities

19 Statement of Operations

20 Statements of Changes in Net Assets

21 Financial Highlights

22 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Information About Your Fund's Expenses

32 Tax Information

33 Other Information

34 Advisory Agreement Board Considerations and Fee Evaluation

38 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2017, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) actions. In late June 2016, the decision by British voters to leave the European Union rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. By the end of the third quarter of last year, improved economic data had paved the way for 2016’s only Fed rate hike, last December. Uncertainty regarding the U.S. presidential election spurred volatility within investment markets in the lead-up to November 8, but did not have a strong impact on short-term debt instruments. Following Donald Trump’s election victory and inauguration in January 2017, equity markets soared to record levels as investors anticipated a loosening of government regulations, health care legislative changes and a significant increase in infrastructure spending. By mid-March 2017, those expectations had been tempered. Also in March, hawkish statements by Fed Chair Janet Yellen and Fed governors at first made investors think that the Fed would be more aggressive in normalizing interest rates in 2017. Though the Fed did raise short-term rates at its March meeting, its accompanying statement was more restrained in tone, and short-term rate expectations moderated. However, by the end of April, despite increased geopolitical uncertainty and some weaker economic data reported in the first quarter, a Fed hike in June 2017 was already assimilated into the pricing of securities within the short-term rate market.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as "laddered" positions in fixed-rate securities with maturities ranging from three to six months. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Tax-Free Investment Class	.24%*
Equivalent Taxable Yield	.42%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for the federal funds rate to be raised two additional times during 2017, which should create upward pressure on short-term government and agency rates. Within the tax-exempt money market, we foresee reduced new issuance and supply, which should also exert some upward pressure on those rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Credit quality and credit ratings are assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of "BBB" and above indicate that the rated borrower is considered "investment grade" by a particular ratings agency.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 93.6%
California 20.2%
California, Health Facilities Financing Authority Revenue, TECP, 0.82%, 6/15/2017	12,000,000	12,000,000
California, State Department of Water Resource Power Supply Revenue, TECP, 0.9%, 5/3/2017, LOC: Bank of America NA	13,000,000	13,000,000
California, State General Obligation, 4.0%, 9/1/2017	9,420,000	9,524,240
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series E-2, 5.0%, 4/1/2044	3,500,000	3,507,092
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 1.27%**, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Municipal Securities Trust Receipts, "A", 144A, 0.92%*, 12/1/2035, INS: FGIC, LOC: Societe Generale	10,000,000	10,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.97%, 7/18/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Jose, CA, Redevelopment Agency, TECP, 0.85%, 7/21/2017	15,000,000	15,000,000
		68,643,332
Connecticut 3.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 0.8%, 7/1/2048	3,315,000	3,315,363
Connecticut, State Housing Finance Program Authority Revenue, Series A-3, 0.89%*, 11/15/2047, SPA: Helaba	9,000,000	9,000,000
		12,315,363
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.9%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 7.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.9%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Municipal Power Agency Revenue, Series C, 0.91%*, 10/1/2035, LOC: Bank of America NA	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Gainesville, FL, Utilities System Revenue, Series B, 0.92%*, 10/1/2042, LOC: Sumitomo Mitsui Banking	6,000,000	6,000,000
Hillsborough County, FL, TECP, 0.96%, 6/22/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Miami-Dade County, FL, School Board, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2020, INS: NATL	5,155,000	5,155,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.96%*, 11/1/2036, LOC: Northern Trust Co.	700,000	700,000
		26,305,000
Georgia 4.3%
Atlanta, GA, Water & Sewer Revenue, TECP, 0.97%, 6/30/2017	13,100,000	13,100,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.8%, 5/10/2017	1,417,000	1,417,000
		14,517,000
Illinois 7.2%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.89%*, 1/1/2035, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Childrens Home Project, 0.91%*, 10/1/2033, LOC: U.S. Bank NA	3,850,000	3,850,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.89%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,015,000	5,015,000
Illinois, State Finance Authority Revenue, Elmhurst College, 0.9%*, 2/1/2042, LOC: Harris NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.92%*, 3/1/2043, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority, Multi-Family Housing Revenue, Hidden Glen Apartments Project, AMT, 0.92%*, 12/1/2042, LOC: U.S. Bank NA	6,625,000	6,625,000
		24,490,000
Iowa 0.6%
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College, 0.9%*, 11/1/2036, LOC: Bank of America NA	2,000,000	2,000,000
Kansas 0.3%
Kansas, State Department of Transportation Highway Revenue, Series B-3, 0.899%**, 9/1/2017	1,000,000	999,874
Maryland 0.9%
Maryland, State & Local Facility, Series B, 5.25%, 8/15/2017	3,000,000	3,038,388
Massachusetts 1.8%
Massachusetts, Municipal Securities Trust Receipts, "A", 144A, 0.93%*, 5/1/2037, INS: FGIC, LIQ: Societe Generale	2,980,000	2,980,000
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	698,652
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.92%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		5,978,652
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.96%*, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 1.0%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.9%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
Mississippi 3.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.9%*, 12/1/2030, GTY: Chevron Corp.	11,150,000	11,150,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.93%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 6.0%
Clark County, NV, Airport Revenue:
Series D-2B, 0.89%*, 7/1/2040, LOC: Royal Bank of Canada	3,050,000	3,050,000
Series B-2, AMT, 0.91%*, 7/1/2022, LOC: Royal Bank of Canada	4,000,000	4,000,000
Series A-2, AMT, 0.92%*, 7/1/2022, LOC: State Street Bank & Trust Co.	7,000,000	7,000,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
Series A, Prerefunded 6/1/2017 @ 100, 5.0%, 6/1/2022	3,295,000	3,306,957
Series A, Prerefunded 6/1/2017 @ 100, 5.25%, 6/1/2037	3,000,000	3,011,519
		20,368,476
New Hampshire 2.0%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.92%*, 5/1/2026, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.4%
New York, General Obligation, Series A-4, 0.9%*, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.98%*, 5/1/2048, LOC: Bank of China	16,900,000	16,900,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.93%*, 4/1/2020, LIQ: Credit Suisse	1,000,000	1,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.89%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.92%*, 12/1/2037, LOC: Citibank NA	4,255,000	4,255,000
		25,155,000
Ohio 5.1%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2018	4,400,000	4,460,512
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.97%*, 5/1/2049, LOC: Northern Trust Co.	12,800,000	12,800,000
		17,260,512
Pennsylvania 2.4%
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.93%*, 11/1/2028, GTY: IESI Corp., LOC: Royal Bank of America NA	1,000,000	1,000,000
		8,000,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.96%*, 11/1/2025, LOC: Bank of New York Mellon	670,000	670,000
Texas 11.5%
Bexar County, TX, Housing Finance Corp., Aamha LLC Project, 0.9%*, 12/15/2025, LIQ: Fannie Mae, LOC: Fannie Mae	4,205,000	4,205,000
Denton, TX, Independent School District, Prerefunded 8/15/2017 @ 100, 5.0%, 8/15/2038	14,525,000	14,697,486
Houston, TX, Combined Utility System Revenue:
TECP, 0.86%, 5/4/2017, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
TECP, 0.93%, 5/4/2017, LOC: Bank of America NA	10,000,000	10,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.92%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, State Municipal Power Agency Revenue, Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	870,000	867,606
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.93%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		39,140,092
Virginia 1.9%
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc., Series B, 0.91%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	6,550,000	6,550,000
Other 4.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.93%*, 10/15/2029, LIQ: Freddie Mac	2,880,000	2,880,000
"A", Series M031, 0.93%**, 12/15/2045, LIQ: Freddie Mac	6,334,000	6,334,000
"A", Series M015, AMT, 0.93%**, 5/15/2046, LIQ: Freddie Mac	2,970,000	2,970,000
Series M033, 0.93%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
		14,222,000
Total Municipal Investments (Cost $317,238,689)		317,238,689

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.05%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.03%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 2.9%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.03%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $22,500,000)		22,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $339,738,689)†	100.2	339,738,689
Other Assets and Liabilities, Net	(0.2)	(609,918)
Net Assets	100.0	339,128,771

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly, and are shown at their current rates as of April 30, 2017. Maturity date shown is the final maturity date.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $339,738,689.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 317,238,689	$ —	$ 317,238,689
Preferred Shares of Closed-End Investment Companies (a)	—	22,500,000	—	22,500,000
Total	$ —	$ 339,738,689	$ —	$ 339,738,689

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 339,738,689
Cash	33,334
Receivable for investments sold	220,000
Receivable for Fund shares sold	170,794
Interest receivable	864,736
Due from Advisor	95,752
Other assets	62,655
Total assets	341,185,960
Liabilities
Payable for Fund shares redeemed	1,640,816
Distributions payable	53,637
Accrued Trustees' fees	5,783
Other accrued expenses and payables	356,953
Total liabilities	2,057,189
Net assets, at value	$ 339,128,771
Net Assets Consist of
Distributions in excess of net investment income	(53,638)
Accumulated net realized gain (loss)	(34,444)
Paid-in capital	339,216,853
Net assets, at value	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($37,559,432 ÷ 37,545,662 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($143,407,830 ÷ 143,354,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($54,798,256 ÷ 54,778,173 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($39,710,846 ÷ 39,696,280 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($55,022,638 ÷ 55,002,455 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($8,629,769 ÷ 8,626,604 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 3,623,082
Other income	41,067
Total income	3,664,149
Expenses: Management fee	426,241
Administration fee	616,216
Services to shareholders	384,653
Distribution and service fees	597,638
Custodian fee	5,158
Professional fees	128,668
Reports to shareholders	136,439
Registration fees	148,043
Trustees' fees and expenses	26,867
Other	82,200
Total expenses before expense reductions	2,552,123
Expense reductions	(628,178)
Total expenses after expense reductions	1,923,945
Net investment income	1,740,204
Net realized gain (loss) from investments	(34,444)
Net increase (decrease) in net assets resulting from operations	$ 1,705,760

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 1,740,204	$ 245,927
Net realized gain (loss)	(34,444)	125,289
Net increase in net assets resulting from operations	1,705,760	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(728,624)	(171,899)
Deutsche Tax-Exempt Money Fund	(707,714)	(51,193)
Deutsche Tax-Free Money Fund Class S	(263,679)	(19,292)
Service Shares	(39,373)	(7,517)
Tax-Exempt Cash Managed Shares	(185,422)	(9,894)
Tax-Free Investment Class	(16,700)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(27,952)	(32,106)
Deutsche Tax-Exempt Money Fund	(15,307)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,360)	(4,709)
Service Shares	(6,245)	(3,142)
Tax-Exempt Cash Managed Shares	(5,594)	(4,736)
Tax-Free Investment Class	(1,196)	(21,499)
Total distributions	(2,004,166)	(381,574)
Fund share transactions: Proceeds from shares sold	1,179,428,894	2,681,593,000
Reinvestment of distributions	1,367,713	271,154
Cost of shares redeemed	(1,942,131,493)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(761,334,886)	190,090,875
Increase (decrease) in net assets	(761,633,292)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $53,638 and $69,431, respectively)	$ 339,128,771	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Tax-Free Investment Class
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001*	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	.000*	.000*	.000*
Total from investment operations	.001*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.001)	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Total distributions	(.001)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.13	.02	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	239	263	283	312
Ratio of expenses before expense reductions (%)	.66	.66	.64	.64	.63
Ratio of expenses after expense reductions (%)	.49	.14	.10	.13	.19
Ratio of net investment income (%)	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio). These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2017, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Capital loss carryforwards	$ (34,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2017	2016
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 1,941,512	$ 304,134
Distributions from ordinary income*	$ 62,654	$ 48,780
Distributions from long-term capital gains	$ —	$ 28,660

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $426,241, of which $311,258 was waived, resulting in an annual effective rate of 0.02% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 616,216	$ 28,492

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 45,833	$ 45,833	$ —
Deutsche Tax-Exempt Money Fund	47,479	—	14,798
Deutsche Tax-Free Money Fund Class S	36,925	—	11,831
Service Shares	115,576	—	32,811
Tax-Exempt Cash Managed Shares	52,830	—	16,193
Tax-Free Investment Class	57,094	—	2,107
	$ 355,737	$ 45,833	$ 77,740

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 278,429	$ 195,000	$ 30,160.18%		.60%
Tax-Free Investment Class	168,697	76,087	1,325.14%		.25%
	$ 447,126	$ 271,087	$ 31,485

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 103,277	$ 6,954.15%		.15%
Tax-Free Investment Class	47,235	499.07%		.07%
	$ 150,512	$ 7,453

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 59,623	$ 27,016

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2017, the Fund engaged in securities purchases of $731,939,000 and securities sales of $896,940,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2017.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	717,887,643	$ 717,887,643	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	67,778,786	67,778,786	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	16,617,062	16,617,062	21,649,034	21,649,034
Service Shares	79,974,302	79,974,302	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	254,196,732	254,196,732	184,507,988	184,507,988
Tax-Free Investment Class	42,959,132	42,959,132	281,275,906	281,275,906
Account Maintenance Fees	—	15,237	—	19,240
		$ 1,179,428,894		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	339,664	$ 339,664	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	708,301	708,301	62,717	62,717
Deutsche Tax-Free Money Fund Class S	255,513	255,513	22,818	22,818
Service Shares	45,367	45,367	10,263	10,263
Tax-Exempt Cash Managed Shares	944	944	83	83
Tax-Free Investment Class	17,924	17,924	64,744	64,744
		$ 1,367,713		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,194,579,965)	$ (1,194,579,965)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(95,919,276)	(95,919,276)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(28,995,336)	(28,995,336)	(30,672,226)	(30,672,226)
Service Shares	(89,409,981)	(89,409,981)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(259,528,670)	(259,528,670)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(273,698,265)	(273,698,265)	(304,527,724)	(304,527,724)
		$ (1,942,131,493)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(476,352,658)	$ (476,352,658)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(27,432,189)	(27,432,189)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(12,122,761)	(12,122,761)	(9,000,374)	(9,000,374)
Service Shares	(9,390,312)	(9,390,312)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(5,330,994)	(5,330,994)	8,129,786	8,129,786
Tax-Free Investment Class	(230,721,209)	(230,721,209)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	15,237	—	19,240
		$ (761,334,886)		$ 190,090,875

Report of Independent Registered Public Accounting Firm

To the Shareholders of Deutsche Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio) (the "Fund") (one of the Funds constituting Cash Account Trust), including the investment portfolio, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche Tax-Exempt Portfolio (one of the Funds constituting Cash Account Trust) at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2017

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2017 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,000.27
Expenses Paid per $1,000*	$ 3.42
Hypothetical 5% Fund Return
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,021.37
Expenses Paid per $1,000*	$ 3.46
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Tax-Free Investment Class	.69%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2017, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	96	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	96	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	96	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	96	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	96	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	96	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	96	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	96	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	96	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	96	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	96	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly, Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Hepsen Uzcan[6] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Service Company; formerly, Secretary, Deutsche AM Distributors, Inc.
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

April 30, 2017

Annual Report
to Shareholders

Deutsche Tax-Exempt Portfolio

(formerly Tax-Exempt Portfolio)

Deutsche Tax-Free Money Fund Class S

Contents

3 Portfolio Management Review

7 Portfolio Summary

10 Investment Portfolio

17 Statement of Assets and Liabilities

19 Statement of Operations

20 Statements of Changes in Net Assets

21 Financial Highlights

22 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Information About Your Fund's Expenses

32 Tax Information

33 Other Information

34 Advisory Agreement Board Considerations and Fee Evaluation

38 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2017, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) actions. In late June 2016, the decision by British voters to leave the European Union rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. By the end of the third quarter of last year, improved economic data had paved the way for 2016’s only Fed rate hike, last December. Uncertainty regarding the U.S. presidential election spurred volatility within investment markets in the lead-up to November 8, but did not have a strong impact on short-term debt instruments. Following Donald Trump’s election victory and inauguration in January 2017, equity markets soared to record levels as investors anticipated a loosening of government regulations, health care legislative changes and a significant increase in infrastructure spending. By mid-March 2017, those expectations had been tempered. Also in March, hawkish statements by Fed Chair Janet Yellen and Fed governors at first made investors think that the Fed would be more aggressive in normalizing interest rates in 2017. Though the Fed did raise short-term rates at its March meeting, its accompanying statement was more restrained in tone, and short-term rate expectations moderated. However, by the end of April, despite increased geopolitical uncertainty and some weaker economic data reported in the first quarter, a Fed hike in June 2017 was already assimilated into the pricing of securities within the short-term rate market.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as "laddered" positions in fixed-rate securities with maturities ranging from three to six months. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Tax-Free Money Fund Class S	.62%*
Equivalent Taxable Yield	1.10%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for the federal funds rate to be raised two additional times during 2017, which should create upward pressure on short-term government and agency rates. Within the tax-exempt money market, we foresee reduced new issuance and supply, which should also exert some upward pressure on those rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Credit quality and credit ratings are assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of "BBB" and above indicate that the rated borrower is considered "investment grade" by a particular ratings agency.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 93.6%
California 20.2%
California, Health Facilities Financing Authority Revenue, TECP, 0.82%, 6/15/2017	12,000,000	12,000,000
California, State Department of Water Resource Power Supply Revenue, TECP, 0.9%, 5/3/2017, LOC: Bank of America NA	13,000,000	13,000,000
California, State General Obligation, 4.0%, 9/1/2017	9,420,000	9,524,240
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series E-2, 5.0%, 4/1/2044	3,500,000	3,507,092
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 1.27%**, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Municipal Securities Trust Receipts, "A", 144A, 0.92%*, 12/1/2035, INS: FGIC, LOC: Societe Generale	10,000,000	10,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.97%, 7/18/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Jose, CA, Redevelopment Agency, TECP, 0.85%, 7/21/2017	15,000,000	15,000,000
		68,643,332
Connecticut 3.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 0.8%, 7/1/2048	3,315,000	3,315,363
Connecticut, State Housing Finance Program Authority Revenue, Series A-3, 0.89%*, 11/15/2047, SPA: Helaba	9,000,000	9,000,000
		12,315,363
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.9%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 7.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.9%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Municipal Power Agency Revenue, Series C, 0.91%*, 10/1/2035, LOC: Bank of America NA	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Gainesville, FL, Utilities System Revenue, Series B, 0.92%*, 10/1/2042, LOC: Sumitomo Mitsui Banking	6,000,000	6,000,000
Hillsborough County, FL, TECP, 0.96%, 6/22/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Miami-Dade County, FL, School Board, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2020, INS: NATL	5,155,000	5,155,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.96%*, 11/1/2036, LOC: Northern Trust Co.	700,000	700,000
		26,305,000
Georgia 4.3%
Atlanta, GA, Water & Sewer Revenue, TECP, 0.97%, 6/30/2017	13,100,000	13,100,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.8%, 5/10/2017	1,417,000	1,417,000
		14,517,000
Illinois 7.2%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.89%*, 1/1/2035, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Childrens Home Project, 0.91%*, 10/1/2033, LOC: U.S. Bank NA	3,850,000	3,850,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.89%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,015,000	5,015,000
Illinois, State Finance Authority Revenue, Elmhurst College, 0.9%*, 2/1/2042, LOC: Harris NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.92%*, 3/1/2043, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority, Multi-Family Housing Revenue, Hidden Glen Apartments Project, AMT, 0.92%*, 12/1/2042, LOC: U.S. Bank NA	6,625,000	6,625,000
		24,490,000
Iowa 0.6%
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College, 0.9%*, 11/1/2036, LOC: Bank of America NA	2,000,000	2,000,000
Kansas 0.3%
Kansas, State Department of Transportation Highway Revenue, Series B-3, 0.899%**, 9/1/2017	1,000,000	999,874
Maryland 0.9%
Maryland, State & Local Facility, Series B, 5.25%, 8/15/2017	3,000,000	3,038,388
Massachusetts 1.8%
Massachusetts, Municipal Securities Trust Receipts, "A", 144A, 0.93%*, 5/1/2037, INS: FGIC, LIQ: Societe Generale	2,980,000	2,980,000
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	698,652
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.92%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		5,978,652
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.96%*, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 1.0%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.9%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
Mississippi 3.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.9%*, 12/1/2030, GTY: Chevron Corp.	11,150,000	11,150,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.93%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 6.0%
Clark County, NV, Airport Revenue:
Series D-2B, 0.89%*, 7/1/2040, LOC: Royal Bank of Canada	3,050,000	3,050,000
Series B-2, AMT, 0.91%*, 7/1/2022, LOC: Royal Bank of Canada	4,000,000	4,000,000
Series A-2, AMT, 0.92%*, 7/1/2022, LOC: State Street Bank & Trust Co.	7,000,000	7,000,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
Series A, Prerefunded 6/1/2017 @ 100, 5.0%, 6/1/2022	3,295,000	3,306,957
Series A, Prerefunded 6/1/2017 @ 100, 5.25%, 6/1/2037	3,000,000	3,011,519
		20,368,476
New Hampshire 2.0%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.92%*, 5/1/2026, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.4%
New York, General Obligation, Series A-4, 0.9%*, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.98%*, 5/1/2048, LOC: Bank of China	16,900,000	16,900,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.93%*, 4/1/2020, LIQ: Credit Suisse	1,000,000	1,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.89%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.92%*, 12/1/2037, LOC: Citibank NA	4,255,000	4,255,000
		25,155,000
Ohio 5.1%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2018	4,400,000	4,460,512
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.97%*, 5/1/2049, LOC: Northern Trust Co.	12,800,000	12,800,000
		17,260,512
Pennsylvania 2.4%
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.93%*, 11/1/2028, GTY: IESI Corp., LOC: Royal Bank of America NA	1,000,000	1,000,000
		8,000,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.96%*, 11/1/2025, LOC: Bank of New York Mellon	670,000	670,000
Texas 11.5%
Bexar County, TX, Housing Finance Corp., Aamha LLC Project, 0.9%*, 12/15/2025, LIQ: Fannie Mae, LOC: Fannie Mae	4,205,000	4,205,000
Denton, TX, Independent School District, Prerefunded 8/15/2017 @ 100, 5.0%, 8/15/2038	14,525,000	14,697,486
Houston, TX, Combined Utility System Revenue:
TECP, 0.86%, 5/4/2017, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
TECP, 0.93%, 5/4/2017, LOC: Bank of America NA	10,000,000	10,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.92%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, State Municipal Power Agency Revenue, Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	870,000	867,606
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.93%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		39,140,092
Virginia 1.9%
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc., Series B, 0.91%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	6,550,000	6,550,000
Other 4.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.93%*, 10/15/2029, LIQ: Freddie Mac	2,880,000	2,880,000
"A", Series M031, 0.93%**, 12/15/2045, LIQ: Freddie Mac	6,334,000	6,334,000
"A", Series M015, AMT, 0.93%**, 5/15/2046, LIQ: Freddie Mac	2,970,000	2,970,000
Series M033, 0.93%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
		14,222,000
Total Municipal Investments (Cost $317,238,689)		317,238,689

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.05%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.03%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 2.9%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.03%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $22,500,000)		22,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $339,738,689)†	100.2	339,738,689
Other Assets and Liabilities, Net	(0.2)	(609,918)
Net Assets	100.0	339,128,771

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly, and are shown at their current rates as of April 30, 2017. Maturity date shown is the final maturity date.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $339,738,689.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 317,238,689	$ —	$ 317,238,689
Preferred Shares of Closed-End Investment Companies (a)	—	22,500,000	—	22,500,000
Total	$ —	$ 339,738,689	$ —	$ 339,738,689

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 339,738,689
Cash	33,334
Receivable for investments sold	220,000
Receivable for Fund shares sold	170,794
Interest receivable	864,736
Due from Advisor	95,752
Other assets	62,655
Total assets	341,185,960
Liabilities
Payable for Fund shares redeemed	1,640,816
Distributions payable	53,637
Accrued Trustees' fees	5,783
Other accrued expenses and payables	356,953
Total liabilities	2,057,189
Net assets, at value	$ 339,128,771
Net Assets Consist of
Distributions in excess of net investment income	(53,638)
Accumulated net realized gain (loss)	(34,444)
Paid-in capital	339,216,853
Net assets, at value	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($37,559,432 ÷ 37,545,662 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($143,407,830 ÷ 143,354,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($54,798,256 ÷ 54,778,173 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($39,710,846 ÷ 39,696,280 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($55,022,638 ÷ 55,002,455 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($8,629,769 ÷ 8,626,604 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 3,623,082
Other income	41,067
Total income	3,664,149
Expenses: Management fee	426,241
Administration fee	616,216
Services to shareholders	384,653
Distribution and service fees	597,638
Custodian fee	5,158
Professional fees	128,668
Reports to shareholders	136,439
Registration fees	148,043
Trustees' fees and expenses	26,867
Other	82,200
Total expenses before expense reductions	2,552,123
Expense reductions	(628,178)
Total expenses after expense reductions	1,923,945
Net investment income	1,740,204
Net realized gain (loss) from investments	(34,444)
Net increase (decrease) in net assets resulting from operations	$ 1,705,760

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 1,740,204	$ 245,927
Net realized gain (loss)	(34,444)	125,289
Net increase in net assets resulting from operations	1,705,760	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(728,624)	(171,899)
Deutsche Tax-Exempt Money Fund	(707,714)	(51,193)
Deutsche Tax-Free Money Fund Class S	(263,679)	(19,292)
Service Shares	(39,373)	(7,517)
Tax-Exempt Cash Managed Shares	(185,422)	(9,894)
Tax-Free Investment Class	(16,700)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(27,952)	(32,106)
Deutsche Tax-Exempt Money Fund	(15,307)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,360)	(4,709)
Service Shares	(6,245)	(3,142)
Tax-Exempt Cash Managed Shares	(5,594)	(4,736)
Tax-Free Investment Class	(1,196)	(21,499)
Total distributions	(2,004,166)	(381,574)
Fund share transactions: Proceeds from shares sold	1,179,428,894	2,681,593,000
Reinvestment of distributions	1,367,713	271,154
Cost of shares redeemed	(1,942,131,493)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(761,334,886)	190,090,875
Increase (decrease) in net assets	(761,633,292)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $53,638 and $69,431, respectively)	$ 339,128,771	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Deutsche Tax-Free Money Fund Class S
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.005	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	.000*	.000*	.000*
Total from investment operations	.005	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.005)	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Total distributions	(.005)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.46	.03	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	67	76	89	100
Ratio of expenses before expense reductions (%)	.33	.28	.27	.26	.26
Ratio of expenses after expense reductions (%)	.28	.13	.10	.13	.20
Ratio of net investment income (%)	.38	.02	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio). These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2017, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Capital loss carryforwards	$ (34,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2017	2016
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 1,941,512	$ 304,134
Distributions from ordinary income*	$ 62,654	$ 48,780
Distributions from long-term capital gains	$ —	$ 28,660

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

Effective January 19, 2017 through April 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Tax-Free Money Fund Class S at 0.34%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $426,241, of which $311,258 was waived, resulting in an annual effective rate of 0.02% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 616,216	$ 28,492

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 45,833	$ 45,833	$ —
Deutsche Tax-Exempt Money Fund	47,479	—	14,798
Deutsche Tax-Free Money Fund Class S	36,925	—	11,831
Service Shares	115,576	—	32,811
Tax-Exempt Cash Managed Shares	52,830	—	16,193
Tax-Free Investment Class	57,094	—	2,107
	$ 355,737	$ 45,833	$ 77,740

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 278,429	$ 195,000	$ 30,160.18%		.60%
Tax-Free Investment Class	168,697	76,087	1,325.14%		.25%
	$ 447,126	$ 271,087	$ 31,485

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 103,277	$ 6,954.15%		.15%
Tax-Free Investment Class	47,235	499.07%		.07%
	$ 150,512	$ 7,453

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 59,623	$ 27,016

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2017, the Fund engaged in securities purchases of $731,939,000 and securities sales of $896,940,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2017.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	717,887,643	$ 717,887,643	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	67,778,786	67,778,786	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	16,617,062	16,617,062	21,649,034	21,649,034
Service Shares	79,974,302	79,974,302	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	254,196,732	254,196,732	184,507,988	184,507,988
Tax-Free Investment Class	42,959,132	42,959,132	281,275,906	281,275,906
Account Maintenance Fees	—	15,237	—	19,240
		$ 1,179,428,894		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	339,664	$ 339,664	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	708,301	708,301	62,717	62,717
Deutsche Tax-Free Money Fund Class S	255,513	255,513	22,818	22,818
Service Shares	45,367	45,367	10,263	10,263
Tax-Exempt Cash Managed Shares	944	944	83	83
Tax-Free Investment Class	17,924	17,924	64,744	64,744
		$ 1,367,713		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,194,579,965)	$ (1,194,579,965)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(95,919,276)	(95,919,276)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(28,995,336)	(28,995,336)	(30,672,226)	(30,672,226)
Service Shares	(89,409,981)	(89,409,981)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(259,528,670)	(259,528,670)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(273,698,265)	(273,698,265)	(304,527,724)	(304,527,724)
		$ (1,942,131,493)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(476,352,658)	$ (476,352,658)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(27,432,189)	(27,432,189)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(12,122,761)	(12,122,761)	(9,000,374)	(9,000,374)
Service Shares	(9,390,312)	(9,390,312)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(5,330,994)	(5,330,994)	8,129,786	8,129,786
Tax-Free Investment Class	(230,721,209)	(230,721,209)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	15,237	—	19,240
		$ (761,334,886)		$ 190,090,875

Report of Independent Registered Public Accounting Firm

To the Shareholders of Deutsche Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio) (the "Fund") (one of the Funds constituting Cash Account Trust), including the investment portfolio, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche Tax-Exempt Portfolio (one of the Funds constituting Cash Account Trust) at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2017

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2017 (Unaudited)
Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,002.39
Expenses Paid per $1,000*	$ 1.29
Hypothetical 5% Fund Return
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,023.51
Expenses Paid per $1,000*	$ 1.30
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.26%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2017, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	96	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	96	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	96	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	96	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	96	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	96	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	96	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	96	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	96	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	96	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	96	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly, Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Hepsen Uzcan[6] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Service Company; formerly, Secretary, Deutsche AM Distributors, Inc.
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

April 30, 2017

Annual Report
to Shareholders

Deutsche Tax-Exempt Portfolio

(formerly Tax-Exempt Portfolio)

Deutsche Tax Exempt Money Fund

Contents

3 Portfolio Management Review

7 Portfolio Summary

10 Investment Portfolio

17 Statement of Assets and Liabilities

19 Statement of Operations

20 Statements of Changes in Net Assets

21 Financial Highlights

22 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Information About Your Fund's Expenses

32 Tax Information

33 Other Information

34 Advisory Agreement Board Considerations and Fee Evaluation

38 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2017, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) actions. In late June 2016, the decision by British voters to leave the European Union rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. By the end of the third quarter of last year, improved economic data had paved the way for 2016’s only Fed rate hike, last December. Uncertainty regarding the U.S. presidential election spurred volatility within investment markets in the lead-up to November 8, but did not have a strong impact on short-term debt instruments. Following Donald Trump’s election victory and inauguration in January 2017, equity markets soared to record levels as investors anticipated a loosening of government regulations, health care legislative changes and a significant increase in infrastructure spending. By mid-March 2017, those expectations had been tempered. Also in March, hawkish statements by Fed Chair Janet Yellen and Fed governors at first made investors think that the Fed would be more aggressive in normalizing interest rates in 2017. Though the Fed did raise short-term rates at its March meeting, its accompanying statement was more restrained in tone, and short-term rate expectations moderated. However, by the end of April, despite increased geopolitical uncertainty and some weaker economic data reported in the first quarter, a Fed hike in June 2017 was already assimilated into the pricing of securities within the short-term rate market.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as "laddered" positions in fixed-rate securities with maturities ranging from three to six months. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Tax-Exempt Money Fund	.66%*
Equivalent Taxable Yield	1.17%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for the federal funds rate to be raised two additional times during 2017, which should create upward pressure on short-term government and agency rates. Within the tax-exempt money market, we foresee reduced new issuance and supply, which should also exert some upward pressure on those rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Credit quality and credit ratings are assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of "BBB" and above indicate that the rated borrower is considered "investment grade" by a particular ratings agency.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 93.6%
California 20.2%
California, Health Facilities Financing Authority Revenue, TECP, 0.82%, 6/15/2017	12,000,000	12,000,000
California, State Department of Water Resource Power Supply Revenue, TECP, 0.9%, 5/3/2017, LOC: Bank of America NA	13,000,000	13,000,000
California, State General Obligation, 4.0%, 9/1/2017	9,420,000	9,524,240
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series E-2, 5.0%, 4/1/2044	3,500,000	3,507,092
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 1.27%**, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Municipal Securities Trust Receipts, "A", 144A, 0.92%*, 12/1/2035, INS: FGIC, LOC: Societe Generale	10,000,000	10,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 0.97%, 7/18/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Jose, CA, Redevelopment Agency, TECP, 0.85%, 7/21/2017	15,000,000	15,000,000
		68,643,332
Connecticut 3.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 0.8%, 7/1/2048	3,315,000	3,315,363
Connecticut, State Housing Finance Program Authority Revenue, Series A-3, 0.89%*, 11/15/2047, SPA: Helaba	9,000,000	9,000,000
		12,315,363
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.9%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 7.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.9%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Municipal Power Agency Revenue, Series C, 0.91%*, 10/1/2035, LOC: Bank of America NA	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.92%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Gainesville, FL, Utilities System Revenue, Series B, 0.92%*, 10/1/2042, LOC: Sumitomo Mitsui Banking	6,000,000	6,000,000
Hillsborough County, FL, TECP, 0.96%, 6/22/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Miami-Dade County, FL, School Board, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2020, INS: NATL	5,155,000	5,155,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.96%*, 11/1/2036, LOC: Northern Trust Co.	700,000	700,000
		26,305,000
Georgia 4.3%
Atlanta, GA, Water & Sewer Revenue, TECP, 0.97%, 6/30/2017	13,100,000	13,100,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.8%, 5/10/2017	1,417,000	1,417,000
		14,517,000
Illinois 7.2%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.89%*, 1/1/2035, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Childrens Home Project, 0.91%*, 10/1/2033, LOC: U.S. Bank NA	3,850,000	3,850,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.89%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,015,000	5,015,000
Illinois, State Finance Authority Revenue, Elmhurst College, 0.9%*, 2/1/2042, LOC: Harris NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.92%*, 3/1/2043, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Finance Authority, Multi-Family Housing Revenue, Hidden Glen Apartments Project, AMT, 0.92%*, 12/1/2042, LOC: U.S. Bank NA	6,625,000	6,625,000
		24,490,000
Iowa 0.6%
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College, 0.9%*, 11/1/2036, LOC: Bank of America NA	2,000,000	2,000,000
Kansas 0.3%
Kansas, State Department of Transportation Highway Revenue, Series B-3, 0.899%**, 9/1/2017	1,000,000	999,874
Maryland 0.9%
Maryland, State & Local Facility, Series B, 5.25%, 8/15/2017	3,000,000	3,038,388
Massachusetts 1.8%
Massachusetts, Municipal Securities Trust Receipts, "A", 144A, 0.93%*, 5/1/2037, INS: FGIC, LIQ: Societe Generale	2,980,000	2,980,000
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	698,652
Massachusetts, Tender Option Bond Trust Receipts/ Certificates of Various States, Series 2015-XF2203, 144A, 0.92%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		5,978,652
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.96%*, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 1.0%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.9%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
Mississippi 3.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.9%*, 12/1/2030, GTY: Chevron Corp.	11,150,000	11,150,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.93%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 6.0%
Clark County, NV, Airport Revenue:
Series D-2B, 0.89%*, 7/1/2040, LOC: Royal Bank of Canada	3,050,000	3,050,000
Series B-2, AMT, 0.91%*, 7/1/2022, LOC: Royal Bank of Canada	4,000,000	4,000,000
Series A-2, AMT, 0.92%*, 7/1/2022, LOC: State Street Bank & Trust Co.	7,000,000	7,000,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
Series A, Prerefunded 6/1/2017 @ 100, 5.0%, 6/1/2022	3,295,000	3,306,957
Series A, Prerefunded 6/1/2017 @ 100, 5.25%, 6/1/2037	3,000,000	3,011,519
		20,368,476
New Hampshire 2.0%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.92%*, 5/1/2026, LOC: TD Bank NA	6,635,000	6,635,000
New York 7.4%
New York, General Obligation, Series A-4, 0.9%*, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.98%*, 5/1/2048, LOC: Bank of China	16,900,000	16,900,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.93%*, 4/1/2020, LIQ: Credit Suisse	1,000,000	1,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.89%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.92%*, 12/1/2037, LOC: Citibank NA	4,255,000	4,255,000
		25,155,000
Ohio 5.1%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2018	4,400,000	4,460,512
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.97%*, 5/1/2049, LOC: Northern Trust Co.	12,800,000	12,800,000
		17,260,512
Pennsylvania 2.4%
Pennsylvania, Emmaus General Authority, Series D-24, 0.9%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.93%*, 11/1/2028, GTY: IESI Corp., LOC: Royal Bank of America NA	1,000,000	1,000,000
		8,000,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.96%*, 11/1/2025, LOC: Bank of New York Mellon	670,000	670,000
Texas 11.5%
Bexar County, TX, Housing Finance Corp., Aamha LLC Project, 0.9%*, 12/15/2025, LIQ: Fannie Mae, LOC: Fannie Mae	4,205,000	4,205,000
Denton, TX, Independent School District, Prerefunded 8/15/2017 @ 100, 5.0%, 8/15/2038	14,525,000	14,697,486
Houston, TX, Combined Utility System Revenue:
TECP, 0.86%, 5/4/2017, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
TECP, 0.93%, 5/4/2017, LOC: Bank of America NA	10,000,000	10,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.92%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, State Municipal Power Agency Revenue, Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	870,000	867,606
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.93%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		39,140,092
Virginia 1.9%
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc., Series B, 0.91%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	6,550,000	6,550,000
Other 4.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.93%*, 10/15/2029, LIQ: Freddie Mac	2,880,000	2,880,000
"A", Series M031, 0.93%**, 12/15/2045, LIQ: Freddie Mac	6,334,000	6,334,000
"A", Series M015, AMT, 0.93%**, 5/15/2046, LIQ: Freddie Mac	2,970,000	2,970,000
Series M033, 0.93%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
		14,222,000
Total Municipal Investments (Cost $317,238,689)		317,238,689

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.05%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.03%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 2.9%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.03%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $22,500,000)		22,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $339,738,689)†	100.2	339,738,689
Other Assets and Liabilities, Net	(0.2)	(609,918)
Net Assets	100.0	339,128,771

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly, and are shown at their current rates as of April 30, 2017. Maturity date shown is the final maturity date.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $339,738,689.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 317,238,689	$ —	$ 317,238,689
Preferred Shares of Closed-End Investment Companies (a)	—	22,500,000	—	22,500,000
Total	$ —	$ 339,738,689	$ —	$ 339,738,689

There have been no transfers between fair value measurement levels during the year ended April 30, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017
Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 339,738,689
Cash	33,334
Receivable for investments sold	220,000
Receivable for Fund shares sold	170,794
Interest receivable	864,736
Due from Advisor	95,752
Other assets	62,655
Total assets	341,185,960
Liabilities
Payable for Fund shares redeemed	1,640,816
Distributions payable	53,637
Accrued Trustees' fees	5,783
Other accrued expenses and payables	356,953
Total liabilities	2,057,189
Net assets, at value	$ 339,128,771
Net Assets Consist of
Distributions in excess of net investment income	(53,638)
Accumulated net realized gain (loss)	(34,444)
Paid-in capital	339,216,853
Net assets, at value	$ 339,128,771

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2017 (continued)
Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($37,559,432 ÷ 37,545,662 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($143,407,830 ÷ 143,354,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($54,798,256 ÷ 54,778,173 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($39,710,846 ÷ 39,696,280 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($55,022,638 ÷ 55,002,455 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($8,629,769 ÷ 8,626,604 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2017
Investment Income	Deutsche Tax-Exempt Portfolio
Income: Interest	$ 3,623,082
Other income	41,067
Total income	3,664,149
Expenses: Management fee	426,241
Administration fee	616,216
Services to shareholders	384,653
Distribution and service fees	597,638
Custodian fee	5,158
Professional fees	128,668
Reports to shareholders	136,439
Registration fees	148,043
Trustees' fees and expenses	26,867
Other	82,200
Total expenses before expense reductions	2,552,123
Expense reductions	(628,178)
Total expenses after expense reductions	1,923,945
Net investment income	1,740,204
Net realized gain (loss) from investments	(34,444)
Net increase (decrease) in net assets resulting from operations	$ 1,705,760

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2017	2016
Operations: Net investment income	$ 1,740,204	$ 245,927
Net realized gain (loss)	(34,444)	125,289
Net increase in net assets resulting from operations	1,705,760	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(728,624)	(171,899)
Deutsche Tax-Exempt Money Fund	(707,714)	(51,193)
Deutsche Tax-Free Money Fund Class S	(263,679)	(19,292)
Service Shares	(39,373)	(7,517)
Tax-Exempt Cash Managed Shares	(185,422)	(9,894)
Tax-Free Investment Class	(16,700)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(27,952)	(32,106)
Deutsche Tax-Exempt Money Fund	(15,307)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,360)	(4,709)
Service Shares	(6,245)	(3,142)
Tax-Exempt Cash Managed Shares	(5,594)	(4,736)
Tax-Free Investment Class	(1,196)	(21,499)
Total distributions	(2,004,166)	(381,574)
Fund share transactions: Proceeds from shares sold	1,179,428,894	2,681,593,000
Reinvestment of distributions	1,367,713	271,154
Cost of shares redeemed	(1,942,131,493)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(761,334,886)	190,090,875
Increase (decrease) in net assets	(761,633,292)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $53,638 and $69,431, respectively)	$ 339,128,771	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Tax-Exempt Portfolio Deutsche Tax-Exempt Money Fund
	Years Ended April 30,
	2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.005	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	.000*	.000*	.000*
Total from investment operations	.005	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.005)	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Total distributions	(.005)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.50	.04	.03	.02	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	143	171	176	212	242
Ratio of expenses before expense reductions (%)	.30	.26	.24	.23	.23
Ratio of expenses after expense reductions (%)	.25	.12	.10	.13	.19
Ratio of net investment income (%)	.41	.03	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio (formerly Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio). These financial statements report on Deutsche Tax-Exempt Portfolio (the "Fund").

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $34,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2017, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Capital loss carryforwards	$ (34,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2017	2016
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 1,941,512	$ 304,134
Distributions from ordinary income*	$ 62,654	$ 48,780
Distributions from long-term capital gains	$ —	$ 28,660

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

Effective January 19, 2017 through April 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Tax-Exempt Money Fund at 0.30%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended April 30, 2017, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $426,241, of which $311,258 was waived, resulting in an annual effective rate of 0.02% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2017, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 616,216	$ 28,492

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2017, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2017
Deutsche Tax-Exempt Cash Premier Shares	$ 45,833	$ 45,833	$ —
Deutsche Tax-Exempt Money Fund	47,479	—	14,798
Deutsche Tax-Free Money Fund Class S	36,925	—	11,831
Service Shares	115,576	—	32,811
Tax-Exempt Cash Managed Shares	52,830	—	16,193
Tax-Free Investment Class	57,094	—	2,107
	$ 355,737	$ 45,833	$ 77,740

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2017, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Service Shares	$ 278,429	$ 195,000	$ 30,160.18%		.60%
Tax-Free Investment Class	168,697	76,087	1,325.14%		.25%
	$ 447,126	$ 271,087	$ 31,485

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2017, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2017	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 103,277	$ 6,954.15%		.15%
Tax-Free Investment Class	47,235	499.07%		.07%
	$ 150,512	$ 7,453

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2017
Deutsche Tax-Exempt Portfolio	$ 59,623	$ 27,016

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2017, the Fund engaged in securities purchases of $731,939,000 and securities sales of $896,940,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2017.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2017		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	717,887,643	$ 717,887,643	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	67,778,786	67,778,786	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	16,617,062	16,617,062	21,649,034	21,649,034
Service Shares	79,974,302	79,974,302	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	254,196,732	254,196,732	184,507,988	184,507,988
Tax-Free Investment Class	42,959,132	42,959,132	281,275,906	281,275,906
Account Maintenance Fees	—	15,237	—	19,240
		$ 1,179,428,894		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	339,664	$ 339,664	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	708,301	708,301	62,717	62,717
Deutsche Tax-Free Money Fund Class S	255,513	255,513	22,818	22,818
Service Shares	45,367	45,367	10,263	10,263
Tax-Exempt Cash Managed Shares	944	944	83	83
Tax-Free Investment Class	17,924	17,924	64,744	64,744
		$ 1,367,713		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,194,579,965)	$ (1,194,579,965)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(95,919,276)	(95,919,276)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(28,995,336)	(28,995,336)	(30,672,226)	(30,672,226)
Service Shares	(89,409,981)	(89,409,981)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(259,528,670)	(259,528,670)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(273,698,265)	(273,698,265)	(304,527,724)	(304,527,724)
		$ (1,942,131,493)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(476,352,658)	$ (476,352,658)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(27,432,189)	(27,432,189)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(12,122,761)	(12,122,761)	(9,000,374)	(9,000,374)
Service Shares	(9,390,312)	(9,390,312)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(5,330,994)	(5,330,994)	8,129,786	8,129,786
Tax-Free Investment Class	(230,721,209)	(230,721,209)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	15,237	—	19,240
		$ (761,334,886)		$ 190,090,875

Report of Independent Registered Public Accounting Firm

To the Shareholders of Deutsche Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (formerly Tax-Exempt Portfolio) (the "Fund") (one of the Funds constituting Cash Account Trust), including the investment portfolio, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche Tax-Exempt Portfolio (one of the Funds constituting Cash Account Trust) at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2017

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2017 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,002.55
Expenses Paid per $1,000*	$ 1.14
Hypothetical 5% Fund Return
Beginning Account Value 11/1/16	$ 1,000.00
Ending Account Value 4/30/17	$ 1,023.65
Expenses Paid per $1,000*	$ 1.15
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.23%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2017, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	96	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	96	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	96	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	96	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	96	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	96	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	96	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	96	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	96	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	96	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	96	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly, Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Hepsen Uzcan[6] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Service Company; formerly, Secretary, Deutsche AM Distributors, Inc.
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

cash Account trust: deutsche Government & Agency Securities Portfolio form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2017	$90,270	$0	$8,493	$0
2016	$90,270	$0	$8,493	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2017	$0	$878,107	$0
2016	$0	$417,062	$705,604

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2017	$8,493	$878,107	$1,202,054	$2,088,654
2016	$8,493	$1,122,666	$575,257	$1,706,416

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2016 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, included provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury.

In connection with the audit of the 2017 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

1.)       In various communications beginning on April 20, 2016, EY advised the Fund’s Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s auditor independence rules.

•	EY advised the Fund’s Audit Committee of financial relationships held by covered persons within EY and its affiliates that were in violation of the Rule 2-01(c)(1) of Regulation S-X. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches did not and do not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Fund, (ii) involved professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, or (iii) were for services directly for the Fund.
•	EY advised the Fund’s Audit Committee that, in 2016, a pension plan for the Ernst & Young Global Limited (“EYG”) member firm in Germany (“EY Germany”), through one of its investment advisors, purchased an investment in an entity that may be deemed to be under common control with the Fund. EY informed the Audit Committee that this investment was inconsistent with Rule 2-01(c)(1)(i) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagement. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that the purchase was by EY Germany’s investment advisor without EY Germany’s permission, authorization or knowledge and EY Germany instructed its investment advisor to sell the shares of the entity that may be deemed to be under common control with the Fund immediately upon detection of the purchase and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee that, in 2014, the EYG member firm in Spain (“EY Spain”) completed an acquisition of a small consulting firm that had a deposit account with an overdraft line of credit at the time of the acquisition with Deutsche Bank SA Espanola, which EY Spain acquired. EY informed the Audit Committee that having this line of credit with an entity that may be deemed to be under common control with the Fund was inconsistent with Rule 2-01(c)(1)(ii) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagements. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that that the credit line was terminated and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

EY advised the Audit Committee that the above described matters, individually and in the aggregate, do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements, and that EY can continue to act as the Independent Registered Public Accounting Firm.

Management and the Audit Committee considered these matters and, based solely upon EY’s description of the facts and the representations made by EY, believe that (1) these matters did not impact EY’s application of objective and impartial judgment with respect to all issues encompassed within EY’s audit engagements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

2.)       In various communications beginning on June 27, 2016, EY also informed the Audit Committee that EY had identified independence breaches where EY and covered persons maintain lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. EY informed the Audit Committee that these lending relationships are inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by the Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, EY has concluded that the lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY informed the Audit Committee that its conclusion was based on a number of factors, including, among others, EY’s belief that the lenders are not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser. In addition, the individuals at EY who arranged EY’s lending relationships have no oversight of, or ability to influence, the individuals at EY who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected EY’s independence under the Loan Rule with respect to the Fund. EY confirmed to the Audit Committee that it meets the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

3.)       In various communications beginning on January 25, 2017, EY advised the Fund’s Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s auditor independence rules.

•	EY advised the Fund’s Audit Committee of financial relationships held by covered persons within EY and its affiliates that were in violation of the Rule 2-01(c)(1) of Regulation S-X. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Fund, (ii) involved professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, or (iii) were for services directly for the Fund.
•	EY advised the Fund’s Audit Committee that, in 2015, the Ernst & Young Global Limited (“EYG”) member firm in Spain (“EY Spain”) provided a loaned staff service to Deutsche Bank AG, where a manager from EY Spain analyzed investment opportunities in Spain under the supervision of Deutsche Bank AG personnel. EY informed the Audit Committee that this loaned staff service where the EY professional temporarily acted as an employee of Deutsche Bank AG was inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagements. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team and did not involve services provided directly for the Fund. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

EY advised the Audit Committee that the above described matters, individually and in the aggregate, do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements, and that EY can continue to act as the Independent Registered Public Accounting Firm.

4.)       In various communications beginning on January 25, 2017, EY informed the Audit Committee that EY had identified an independence breach where a covered person maintains a lending relationship with an owner of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. EY informed the Audit Committee that this lending relationship is inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by the Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). The covered person’s lending relationship affects EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, EY has concluded that the lending relationship described above does not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY informed the Audit Committee that its conclusion was based on a number of factors, including, among others, EY’s belief that the lender is not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected EY’s independence under the Loan Rule with respect to the Fund. EY confirmed to the Audit Committee that it meets the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

cash Account trust: deutsche Tax-Exempt Portfolio
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2017	$92,382	$0	$7,587	$0
2016	$92,382	$0	$7,587	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2017	$0	$878,107	$0
2016	$0	$417,062	$705,604

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2017	$7,587	$878,107	$1,202,054	$2,087,748
2016	$7,587	$1,122,666	$575,257	$1,705,510

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2016 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, included provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury.

In connection with the audit of the 2017 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

1.)       In various communications beginning on April 20, 2016, EY advised the Fund’s Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s auditor independence rules.

•	EY advised the Fund’s Audit Committee of financial relationships held by covered persons within EY and its affiliates that were in violation of the Rule 2-01(c)(1) of Regulation S-X. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches did not and do not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Fund, (ii) involved professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, or (iii) were for services directly for the Fund.
•	EY advised the Fund’s Audit Committee that, in 2016, a pension plan for the Ernst & Young Global Limited (“EYG”) member firm in Germany (“EY Germany”), through one of its investment advisors, purchased an investment in an entity that may be deemed to be under common control with the Fund. EY informed the Audit Committee that this investment was inconsistent with Rule 2-01(c)(1)(i) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagement. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that the purchase was by EY Germany’s investment advisor without EY Germany’s permission, authorization or knowledge and EY Germany instructed its investment advisor to sell the shares of the entity that may be deemed to be under common control with the Fund immediately upon detection of the purchase and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee that, in 2014, the EYG member firm in Spain (“EY Spain”) completed an acquisition of a small consulting firm that had a deposit account with an overdraft line of credit at the time of the acquisition with Deutsche Bank SA Espanola, which EY Spain acquired. EY informed the Audit Committee that having this line of credit with an entity that may be deemed to be under common control with the Fund was inconsistent with Rule 2-01(c)(1)(ii) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagements. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that that the credit line was terminated and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

EY advised the Audit Committee that the above described matters, individually and in the aggregate, do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements, and that EY can continue to act as the Independent Registered Public Accounting Firm.

Management and the Audit Committee considered these matters and, based solely upon EY’s description of the facts and the representations made by EY, believe that (1) these matters did not impact EY’s application of objective and impartial judgment with respect to all issues encompassed within EY’s audit engagements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

2.)       In various communications beginning on June 27, 2016, EY also informed the Audit Committee that EY had identified independence breaches where EY and covered persons maintain lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. EY informed the Audit Committee that these lending relationships are inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by the Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, EY has concluded that the lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY informed the Audit Committee that its conclusion was based on a number of factors, including, among others, EY’s belief that the lenders are not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser. In addition, the individuals at EY who arranged EY’s lending relationships have no oversight of, or ability to influence, the individuals at EY who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected EY’s independence under the Loan Rule with respect to the Fund. EY confirmed to the Audit Committee that it meets the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

3.)       In various communications beginning on January 25, 2017, EY advised the Fund’s Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s auditor independence rules.

•	EY advised the Fund’s Audit Committee of financial relationships held by covered persons within EY and its affiliates that were in violation of the Rule 2-01(c)(1) of Regulation S-X. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Fund, (ii) involved professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, or (iii) were for services directly for the Fund.
•	EY advised the Fund’s Audit Committee that, in 2015, the Ernst & Young Global Limited (“EYG”) member firm in Spain (“EY Spain”) provided a loaned staff service to Deutsche Bank AG, where a manager from EY Spain analyzed investment opportunities in Spain under the supervision of Deutsche Bank AG personnel. EY informed the Audit Committee that this loaned staff service where the EY professional temporarily acted as an employee of Deutsche Bank AG was inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagements. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team and did not involve services provided directly for the Fund. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

EY advised the Audit Committee that the above described matters, individually and in the aggregate, do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements, and that EY can continue to act as the Independent Registered Public Accounting Firm.

4.)       In various communications beginning on January 25, 2017, EY informed the Audit Committee that EY had identified an independence breach where a covered person maintains a lending relationship with an owner of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. EY informed the Audit Committee that this lending relationship is inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by the Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). The covered person’s lending relationship affects EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, EY has concluded that the lending relationship described above does not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY informed the Audit Committee that its conclusion was based on a number of factors, including, among others, EY’s belief that the lender is not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected EY’s independence under the Loan Rule with respect to the Fund. EY confirmed to the Audit Committee that it meets the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	6/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	6/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	6/29/2017